                                                                               .
                                                                               .
                                                                               .

                               TABLE OF CONTENTS

President's Letter..........................................       3

Performance Summaries.......................................       4

NYLIAC Variable Annuity Separate Account - I (Non-Qualified
  Policies)
Statement of Assets and Liabilities.........................       8
Statement of Operations.....................................      12
Statement of Changes in Net Assets..........................      16

NYLIAC Variable Annuity Separate Account - II (Tax Qualified
  Policies)
Statement of Assets and Liabilities.........................      24
Statement of Operations.....................................      28
Statement of Changes in Net Assets..........................      32

NYLIAC Variable Annuity Separate Accounts - I & II
Notes to Financial Statements...............................      40
Report of Independent Registered Public Accounting Firm.....      64

The Annual Reports listed below follow:
MainStay VP Series Fund, Inc.
  Balanced Portfolio - Service Class
  Basic Value Portfolio - Initial Class
  Bond Portfolio - Initial Class
  Capital Appreciation Portfolio - Initial Class
  Cash Management Portfolio
  Common Stock Portfolio - Initial Class
  Convertible Portfolio - Initial Class
  Developing Growth Portfolio - Initial Class
  Floating Rate Portfolio - Service Class
  Government Portfolio - Initial Class
  High Yield Corporate Bond Portfolio - Initial Class
  Income & Growth Portfolio - Initial Class
  International Equity Portfolio - Initial Class
  Large Cap Growth Portfolio - Initial Class (formerly
    Growth Portfolio - Initial Class)
  Mid Cap Core Portfolio - Initial Class
  Mid Cap Growth Portfolio - Initial Class
  Mid Cap Value Portfolio - Initial Class
  S&P 500 Index Portfolio - Initial Class
  Small Cap Growth Portfolio - Initial Class
  Total Return Portfolio - Initial Class
  Value Portfolio - Initial Class
Alger American Small Capitalization - Class O Shares
Calvert Social Balanced
Colonial Small Cap Value Fund, Variable Series - Class B
Dreyfus IP Technology Growth - Initial Shares
Fidelity(R) Variable Insurance Products Fund
  Contrafund(R) - Initial Class
Fidelity(R) Variable Insurance Products Fund
  Equity-Income - Initial Class
Fidelity(R) Variable Insurance Products Fund Mid
  Cap - Service Class 2
Janus Aspen Series Balanced - Institutional Shares
Janus Aspen Series Worldwide Growth - Institutional Shares
MFS(R) Investors Trust Series - Initial Class
MFS(R) Research Series - Initial Class
MFS(R) Utilities Series - Service Class
Neuberger Berman AMT Mid-Cap Growth - Class S
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class I
Victory VIF Diversified Stock - Class A Shares

PLEASE SEE THE INDIVIDUAL FUND ANNUAL REPORTS FOR ANY APPLICABLE FUND PROSPECTUS SUPPLEMENT(S) THAT MAY HAVE BEEN INCLUDED.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the December 31, 2005 Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of portfolio performance.

I hope you will take some time to review this information and evaluate the plans you have in place. I also encourage you to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, I want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

February 2006

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

                                                                          INVESTMENT
NON-QUALIFIED POLICIES                                        PORTFOLIO    DIVISION
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- I    INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(2)
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96
Calvert Social Balanced                                         9/2/86       5/1/95
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                        5/1/98       6/1/98
MainStay VP Bond -- Initial Class                              1/23/84     12/15/93
MainStay VP Capital Appreciation -- Initial Class              1/29/93      1/29/93
MainStay VP Cash Management -- Current 7-day yield is
  2.53%(4)                                                     1/29/93      1/29/93
MainStay VP Common Stock -- Initial Class                      1/23/84     12/15/93
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class                  5/1/98       6/1/98
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      1/29/93
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
MainStay VP Income & Growth -- Initial Class                    5/1/98       6/1/98
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Large Cap Growth -- Initial Class (formerly
  MainStay VP Growth)                                           5/1/98       6/1/98
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93      1/29/93
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      1/29/93
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       6/1/98
MFS(R) Research Series -- Initial Class                        7/26/95       6/1/98
MFS(R) Utilities Series -- Service Class                        5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       5/1/04
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94       6/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       6/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(1)
                                                                                                         SINCE
NON-QUALIFIED POLICIES                                                                                 INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- I       1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)   YEAR(2)   YEAR(2)   YEAR(2)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          15.38     23.10     (1.12)     2.18         1.55
Calvert Social Balanced                                         4.29      9.49      0.89      5.30         6.41
Colonial Small Cap Value, Variable Series -- Class B            4.11     20.07     11.57       N/A         8.96
Dreyfus IP Technology Growth -- Initial Shares                  2.45     14.82     (9.79)      N/A        (2.10)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 15.43     18.60      5.28     10.65        10.10
Fidelity(R) VIP Equity-Income -- Initial Class                  4.50     13.96      2.62      7.23         7.08
Fidelity(R) VIP Mid Cap -- Service Class 2                     16.50     25.06     10.59       N/A        23.18
Janus Aspen Series Balanced -- Institutional Shares             6.56      8.72      2.23      9.47         8.85
Janus Aspen Series Worldwide Growth -- Institutional Shares     4.50      9.77     (5.72)     7.00         5.22
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         4.65
MainStay VP Basic Value -- Initial Class                        4.08     13.05      0.73       N/A         2.43
MainStay VP Bond -- Initial Class                               0.87      2.26      4.50      4.43         4.57
MainStay VP Capital Appreciation -- Initial Class               7.02     11.31     (6.52)     4.25         6.60
MainStay VP Cash Management -- Current 7-day yield is
  2.53%(4)                                                      1.64      0.17      0.61      2.25         2.35
MainStay VP Common Stock -- Initial Class                       6.32     13.23     (2.34)     7.65         8.72
MainStay VP Convertible -- Initial Class                        5.23      9.97      3.14       N/A         6.95
MainStay VP Developing Growth -- Initial Class                 10.60     16.47      0.26       N/A         0.78
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A         1.05
MainStay VP Government -- Initial Class                         1.06      1.20      3.42      4.08         4.37
MainStay VP High Yield Corporate Bond -- Initial Class          1.62     15.03      9.69      7.95         8.31
MainStay VP Income & Growth -- Initial Class                    3.34     13.44      0.93       N/A         2.31
MainStay VP International Equity -- Initial Class               6.60     16.58      4.87      5.97         6.09
MainStay VP Large Cap Growth -- Initial Class (formerly
  MainStay VP Growth)                                           3.00      7.87     (6.03)      N/A         3.11
MainStay VP Mid Cap Core -- Initial Class                      14.37     22.65       N/A       N/A         9.60
MainStay VP Mid Cap Growth -- Initial Class                    15.59     25.98       N/A       N/A         6.98
MainStay VP Mid Cap Value -- Initial Class                      4.34     15.51       N/A       N/A         5.88
MainStay VP S&P 500 Index(5) -- Initial Class                   3.43     12.60     (1.01)     7.38         8.69
MainStay VP Small Cap Growth -- Initial Class                   2.72     15.76       N/A       N/A         1.43
MainStay VP Total Return -- Initial Class                       5.13      9.25     (1.09)     5.24         6.56
MainStay VP Value -- Initial Class                              4.88     13.14      2.26      6.45         7.43
MFS(R) Investors Trust Series -- Initial Class                  5.93     11.97     (1.90)     6.01        (0.21)
MFS(R) Research Series -- Initial Class                         6.41     14.42     (2.81)     5.47         1.04
MFS(R) Utilities Series -- Service Class                       15.07     25.44      2.30       N/A        26.33
Neuberger Berman AMT Mid-Cap Growth -- Class S                 11.96       N/A       N/A       N/A        18.06
Royce Micro-Cap Portfolio                                      10.17     22.16     14.95       N/A        20.06
Royce Small-Cap Portfolio                                       8.24     22.97     13.56       N/A         5.83
T. Rowe Price Equity Income Portfolio                           2.58     12.96      4.36      8.67         4.86
Van Eck Worldwide Hard Assets                                  49.72     37.92     17.34      8.46        11.31
Van Kampen UIF Emerging Markets Equity -- Class I              32.13     33.37     14.51       N/A         5.77
Victory VIF Diversified Stock -- Class A Shares                 7.35     15.41      2.29       N/A         9.64
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
NON-QUALIFIED POLICIES                                                                                 INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- I       1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)   YEAR(2)   YEAR(2)   YEAR(2)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           8.11     21.20     (2.03)     2.18         1.55
Calvert Social Balanced                                        (2.28)     7.14     (0.03)     5.30         6.41
Colonial Small Cap Value, Variable Series -- Class B           (2.45)    18.07     10.55       N/A         2.80
Dreyfus IP Technology Growth -- Initial Shares                 (4.01)    12.63    (10.61)      N/A        (3.11)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  8.16     16.55      4.31     10.65        10.10
Fidelity(R) VIP Equity-Income -- Initial Class                 (2.08)    11.74      1.68      7.23         7.08
Fidelity(R) VIP Mid Cap -- Service Class 2                      9.16     23.23      9.58       N/A        20.29
Janus Aspen Series Balanced -- Institutional Shares            (0.15)     6.39      1.30      9.47         8.85
Janus Aspen Series Worldwide Growth -- Institutional Shares    (2.08)     7.42     (6.59)     7.00         5.22
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (1.94)
MainStay VP Basic Value -- Initial Class                       (2.48)    10.79     (0.19)      N/A         2.18
MainStay VP Bond -- Initial Class                              (5.49)     0.06      3.54      4.43         4.57
MainStay VP Capital Appreciation -- Initial Class               0.28      8.98     (7.38)     4.25         6.60
MainStay VP Cash Management -- Current 7-day yield is
  2.53%(4)                                                     (4.77)    (1.97)    (0.31)     2.25         2.35
MainStay VP Common Stock -- Initial Class                      (0.38)    10.97     (3.24)     7.65         8.72
MainStay VP Convertible -- Initial Class                       (1.40)     7.61      2.20       N/A         6.95
MainStay VP Developing Growth -- Initial Class                  3.63     14.34     (0.66)      N/A         0.54
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (5.32)
MainStay VP Government -- Initial Class                        (5.31)    (0.97)     2.47      4.08         4.37
MainStay VP High Yield Corporate Bond -- Initial Class         (4.78)    12.85      8.68      7.95         8.31
MainStay VP Income & Growth -- Initial Class                   (3.17)    11.19      0.00       N/A         2.07
MainStay VP International Equity -- Initial Class              (0.11)    14.46      3.91      5.97         6.09
MainStay VP Large Cap Growth -- Initial Class (formerly
  MainStay VP Growth)                                          (3.49)     5.56     (6.89)      N/A         2.87
MainStay VP Mid Cap Core -- Initial Class                       7.16     20.74       N/A       N/A         8.48
MainStay VP Mid Cap Growth -- Initial Class                     8.31     24.17       N/A       N/A         5.88
MainStay VP Mid Cap Value -- Initial Class                     (2.24)    13.34       N/A       N/A         4.80
MainStay VP S&P 500 Index(5) -- Initial Class                  (3.09)    10.31     (1.91)     7.38         8.69
MainStay VP Small Cap Growth -- Initial Class                  (3.75)    13.61       N/A       N/A         0.39
MainStay VP Total Return -- Initial Class                      (1.49)     6.91     (2.00)     5.24         6.56
MainStay VP Value -- Initial Class                             (1.73)    10.89      1.33      6.45         7.43
MFS(R) Investors Trust Series -- Initial Class                 (0.74)     9.66     (2.80)     6.01        (0.45)
MFS(R) Research Series -- Initial Class                        (0.29)    12.21     (3.70)     5.47         0.80
MFS(R) Utilities Series -- Service Class                        7.82     23.61      1.36       N/A        21.57
Neuberger Berman AMT Mid-Cap Growth -- Class S                  4.91       N/A       N/A       N/A        13.52
Royce Micro-Cap Portfolio                                       3.23     20.23     13.96       N/A        12.49
Royce Small-Cap Portfolio                                       1.42     21.07     12.52       N/A        (0.84)
T. Rowe Price Equity Income Portfolio                          (3.88)    10.70      3.41      8.67         4.61
Van Eck Worldwide Hard Assets                                  41.22     36.42     16.43      8.46        11.04
Van Kampen UIF Emerging Markets Equity -- Class I              23.81     31.76     13.50       N/A         5.77
Victory VIF Diversified Stock -- Class A Shares                 0.58     13.24      1.35       N/A         5.22
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.30%. A POLICY SERVICE FEE, EQUAL TO $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $10,000.00 THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $10,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

                                                                          INVESTMENT
TAX-QUALIFIED POLICIES                                        PORTFOLIO    DIVISION
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- II   INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(2)
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96
Calvert Social Balanced                                         9/2/86       5/1/95
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                        5/1/98       6/1/98
MainStay VP Bond -- Initial Class                              1/23/84     12/15/93
MainStay VP Capital Appreciation -- Initial Class              1/29/93      1/29/93
MainStay VP Cash Management -- Current 7-day yield is
  2.53%(4)                                                     1/29/93      1/29/93
MainStay VP Common Stock -- Initial Class                      1/23/84     12/15/93
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class                  5/1/98       6/1/98
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      1/29/93
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
MainStay VP Income & Growth -- Initial Class                    5/1/98       6/1/98
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Large Cap Growth -- Initial Class (formerly
  MainStay VP Growth)                                           5/1/98       6/1/98
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93      1/29/93
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      1/29/93
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       6/1/98
MFS(R) Research Series -- Initial Class                        7/26/95       6/1/98
MFS(R) Utilities Series -- Service Class                        5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       5/1/04
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94       6/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       6/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(1)
                                                                                                         SINCE
TAX-QUALIFIED POLICIES                                                                                 INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- II      1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)   YEAR(2)   YEAR(2)   YEAR(2)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          15.38     23.10     (1.12)     2.18         1.56
Calvert Social Balanced                                         4.29      9.49      0.89      5.30         6.42
Colonial Small Cap Value, Variable Series -- Class B            4.11     20.07     11.57       N/A         8.96
Dreyfus IP Technology Growth -- Initial Shares                  2.45     14.82     (9.79)      N/A        (2.78)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 15.43     18.60      5.28     10.65         9.89
Fidelity(R) VIP Equity-Income -- Initial Class                  4.50     13.96      2.62      7.23         7.00
Fidelity(R) VIP Mid Cap -- Service Class 2                     16.50     25.06     10.59       N/A        24.00
Janus Aspen Series Balanced -- Institutional Shares             6.56      8.72      2.23      9.47         8.87
Janus Aspen Series Worldwide Growth -- Institutional Shares     4.50      9.77     (5.72)     7.00         5.24
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         4.68
MainStay VP Basic Value -- Initial Class                        4.08     13.05      0.73       N/A         2.61
MainStay VP Bond -- Initial Class                               0.87      2.26      4.50      4.43         4.57
MainStay VP Capital Appreciation -- Initial Class               7.02     11.31     (6.52)     4.25         6.60
MainStay VP Cash Management -- Current 7-day yield is
  2.53%(4)                                                      1.64      0.17      0.61      2.25         2.35
MainStay VP Common Stock -- Initial Class                       6.32     13.23     (2.34)     7.65         8.71
MainStay VP Convertible -- Initial Class                        5.23      9.97      3.14       N/A         6.93
MainStay VP Developing Growth -- Initial Class                 10.60     16.47      0.26       N/A         0.81
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A         1.05
MainStay VP Government -- Initial Class                         1.06      1.20      3.42      4.08         4.37
MainStay VP High Yield Corporate Bond -- Initial Class          1.62     15.03      9.69      7.95         8.30
MainStay VP Income & Growth -- Initial Class                    3.34     13.44      0.93       N/A         2.31
MainStay VP International Equity -- Initial Class               6.60     16.58      4.87      5.97         6.10
MainStay VP Large Cap Growth -- Initial Class (formerly
  MainStay VP Growth)                                           3.00      7.87     (6.03)      N/A         3.23
MainStay VP Mid Cap Core -- Initial Class                      14.37     22.65       N/A       N/A         9.78
MainStay VP Mid Cap Growth -- Initial Class                    15.59     25.98       N/A       N/A         7.56
MainStay VP Mid Cap Value -- Initial Class                      4.34     15.51       N/A       N/A         5.56
MainStay VP S&P 500 Index(5) -- Initial Class                   3.43     12.60     (1.01)     7.38         8.69
MainStay VP Small Cap Growth -- Initial Class                   2.72     15.76       N/A       N/A         1.81
MainStay VP Total Return -- Initial Class                       5.13      9.25     (1.09)     5.24         6.56
MainStay VP Value -- Initial Class                              4.88     13.14      2.26      6.45         7.47
MFS(R) Investors Trust Series -- Initial Class                  5.93     11.97     (1.90)     6.01         0.15
MFS(R) Research Series -- Initial Class                         6.41     14.42     (2.81)     5.47         0.86
MFS(R) Utilities Series -- Service Class                       15.07     25.44      2.30       N/A        27.22
Neuberger Berman AMT Mid-Cap Growth -- Class S                 11.96       N/A       N/A       N/A        15.56
Royce Micro-Cap Portfolio                                      10.17     22.16     14.95       N/A        20.36
Royce Small-Cap Portfolio                                       8.24     22.97     13.56       N/A        12.38
T. Rowe Price Equity Income Portfolio                           2.58     12.96      4.36      8.67         4.97
Van Eck Worldwide Hard Assets                                  49.72     37.92     17.34      8.46        11.52
Van Kampen UIF Emerging Markets Equity -- Class I              32.13     33.37     14.51       N/A         5.88
Victory VIF Diversified Stock -- Class A Shares                 7.35     15.41      2.29       N/A        11.15
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
TAX-QUALIFIED POLICIES                                                                                 INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- II      1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)   YEAR(2)   YEAR(2)   YEAR(2)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           8.11     21.20     (2.03)     2.18         1.56
Calvert Social Balanced                                        (2.28)     7.14     (0.03)     5.30         6.42
Colonial Small Cap Value, Variable Series -- Class B           (2.45)    18.07     10.55       N/A         2.80
Dreyfus IP Technology Growth -- Initial Shares                 (4.01)    12.63    (10.61)      N/A        (3.79)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  8.16     16.55      4.31     10.65         9.89
Fidelity(R) VIP Equity-Income -- Initial Class                 (2.08)    11.74      1.68      7.23         7.00
Fidelity(R) VIP Mid Cap -- Service Class 2                      9.16     23.23      9.58       N/A        21.15
Janus Aspen Series Balanced -- Institutional Shares            (0.15)     6.39      1.30      9.47         8.87
Janus Aspen Series Worldwide Growth -- Institutional Shares    (2.08)     7.42     (6.59)     7.00         5.24
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (1.92)
MainStay VP Basic Value -- Initial Class                       (2.48)    10.79     (0.19)      N/A         2.37
MainStay VP Bond -- Initial Class                              (5.49)     0.06      3.54      4.43         4.57
MainStay VP Capital Appreciation -- Initial Class               0.28      8.98     (7.38)     4.25         6.60
MainStay VP Cash Management -- Current 7-day yield is
  2.53%(4)                                                     (4.77)    (1.97)    (0.31)     2.25         2.35
MainStay VP Common Stock -- Initial Class                      (0.38)    10.97     (3.24)     7.65         8.71
MainStay VP Convertible -- Initial Class                       (1.40)     7.61      2.20       N/A         6.93
MainStay VP Developing Growth -- Initial Class                  3.63     14.34     (0.66)      N/A         0.57
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (5.32)
MainStay VP Government -- Initial Class                        (5.31)    (0.97)     2.47      4.08         4.37
MainStay VP High Yield Corporate Bond -- Initial Class         (4.78)    12.85      8.68      7.95         8.30
MainStay VP Income & Growth -- Initial Class                   (3.17)    11.19      0.00       N/A         2.07
MainStay VP International Equity -- Initial Class              (0.11)    14.46      3.91      5.97         6.10
MainStay VP Large Cap Growth -- Initial Class (formerly
  MainStay VP Growth)                                          (3.49)     5.56     (6.89)      N/A         2.99
MainStay VP Mid Cap Core -- Initial Class                       7.16     20.74       N/A       N/A         8.63
MainStay VP Mid Cap Growth -- Initial Class                     8.31     24.17       N/A       N/A         6.44
MainStay VP Mid Cap Value -- Initial Class                     (2.24)    13.34       N/A       N/A         4.48
MainStay VP S&P 500 Index(5) -- Initial Class                  (3.09)    10.31     (1.91)     7.38         8.69
MainStay VP Small Cap Growth -- Initial Class                  (3.75)    13.61       N/A       N/A         0.77
MainStay VP Total Return -- Initial Class                      (1.49)     6.91     (2.00)     5.24         6.56
MainStay VP Value -- Initial Class                             (1.73)    10.89      1.33      6.45         7.47
MFS(R) Investors Trust Series -- Initial Class                 (0.74)     9.66     (2.80)     6.01        (0.09)
MFS(R) Research Series -- Initial Class                        (0.29)    12.21     (3.70)     5.47         0.62
MFS(R) Utilities Series -- Service Class                        7.82     23.61      1.36       N/A        22.73
Neuberger Berman AMT Mid-Cap Growth -- Class S                  4.91       N/A       N/A       N/A        10.88
Royce Micro-Cap Portfolio                                       3.23     20.23     13.96       N/A        12.78
Royce Small-Cap Portfolio                                       1.42     21.07     12.52       N/A         5.30
T. Rowe Price Equity Income Portfolio                          (3.88)    10.70      3.41      8.67         4.72
Van Eck Worldwide Hard Assets                                  41.22     36.42     16.43      8.46        11.26
Van Kampen UIF Emerging Markets Equity -- Class I              23.81     31.76     13.50       N/A         5.88
Victory VIF Diversified Stock -- Class A Shares                 0.58     13.24      1.35       N/A         6.82
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.30%. A POLICY SERVICE FEE, EQUAL TO $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $10,000.00 THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $10,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

(1) Assumes no deduction for contingent deferred sales charge.

(2) The performance shown is for the indicated classes/shares only. Colonial Small Cap Value, Variable Series -- Class B, MainStay VP Balanced -- Service Class, MainStay VP Floating Rate -- Service Class, MFS(R) Utilities
    Series -- Service Class, Neuberger Berman AMT Mid-Cap Growth -- Class S and Victory VIF Diversified Stock -- Class A Shares impose a 12b-1 fee. Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Accounts. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy has been available during the periods shown.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Sales of this version of the LifeStages(R) Flexible Premium Variable Annuity were discontinued. Current policyholder may continue to make additional premium payments. Existing policies will continue to be serviced.

SMRU #00317663CV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2005


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                BALANCED--     BASIC VALUE--        BOND--
                                                              SERVICE CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  4,028,058     $  2,594,262     $ 28,047,309
  Dividends due and accrued.................................          4,738               --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................             --           (4,674)         (24,605)
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         10,469            7,943           85,680
    Administrative charges..................................            872              662            7,140
                                                               ------------     ------------     ------------
      Total net assets......................................   $  4,021,455     $  2,580,983     $ 27,929,884
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  4,021,455     $  2,580,983     $ 27,929,884
                                                               ============     ============     ============
    Variable accumulation unit value........................   $      10.47     $      12.00     $      17.12
                                                               ============     ============     ============
Identified Cost of Investment...............................   $  3,991,641     $  2,208,404     $ 28,935,133
                                                               ============     ============     ============


                                                               MAINSTAY VP
                                                                HIGH YIELD      MAINSTAY VP      MAINSTAY VP
                                                                CORPORATE         INCOME &      INTERNATIONAL
                                                                  BOND--          GROWTH--         EQUITY--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $134,741,145     $  4,999,536     $ 14,930,340
  Dividends due and accrued.................................             --               --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................       (245,338)          11,876               --
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        414,129           14,552           43,443
    Administrative charges..................................         34,511            1,213            3,620
                                                               ------------     ------------     ------------
      Total net assets......................................   $134,047,167     $  4,995,647     $ 14,883,277
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $134,047,167     $  4,995,647     $ 14,883,277
                                                               ============     ============     ============
    Variable accumulation unit value........................   $      23.44     $      11.89     $      18.79
                                                               ============     ============     ============
Identified Cost of Investment...............................   $126,097,493     $  4,348,229     $ 12,987,266
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


     MAINSTAY VP                       MAINSTAY VP                       MAINSTAY VP
       CAPITAL        MAINSTAY VP         COMMON        MAINSTAY VP       DEVELOPING       MAINSTAY VP      MAINSTAY VP
    APPRECIATION--        CASH           STOCK--       CONVERTIBLE--       GROWTH--      FLOATING RATE--    GOVERNMENT--
    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     SERVICE CLASS    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
     $116,199,585     $ 16,086,146     $ 64,965,333     $ 17,936,813     $  2,161,443     $  2,875,077      $ 27,360,988
               --           89,242               --               --               --           12,840                --
          (34,252)           3,198          (89,283)         (42,576)              --               --           (12,024)
          343,888           51,906          192,350           53,201            6,006            6,961            84,163
           28,657            4,325           16,029            4,433              500              580             7,014
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
     $115,792,788     $ 16,122,355     $ 64,667,671     $ 17,836,603     $  2,154,937     $  2,880,376      $ 27,257,787
     ============     ============     ============     ============     ============     ============      ============
     $115,792,788     $ 16,122,355     $ 64,667,671     $ 17,836,603     $  2,154,937     $  2,880,376      $ 27,257,787
     ============     ============     ============     ============     ============     ============      ============
     $      22.85     $       1.35     $      27.32     $      18.60     $      10.61     $      10.10      $      17.38
     ============     ============     ============     ============     ============     ============      ============
     $151,216,049     $ 16,086,076     $ 73,984,100     $ 15,762,460     $  1,791,406     $  2,882,117      $ 28,651,418
     ============     ============     ============     ============     ============     ============      ============


     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
      LARGE CAP          MIDCAP           MIDCAP          MID CAP          S&P 500          SMALLCAP          TOTAL
       GROWTH--          CORE--          GROWTH--         VALUE--          INDEX--          GROWTH--         RETURN--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $  5,059,352     $  8,715,646     $ 12,778,403     $ 15,413,844     $123,210,468     $  5,339,653     $ 85,660,737
               --               --               --               --               --               --               --
               --            3,779              (25)          (6,893)         (80,874)             787          (16,140)
           14,743           24,112           35,553           43,445          366,284           15,023          254,434
            1,229            2,009            2,963            3,620           30,524            1,252           21,203
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $  5,043,380     $  8,693,304     $ 12,739,862     $ 15,359,886     $122,732,786     $  5,324,165     $ 85,368,960
     ============     ============     ============     ============     ============     ============     ============
     $  5,043,380     $  8,693,304     $ 12,739,862     $ 15,359,886     $122,732,786     $  5,324,165     $ 85,368,960
     ============     ============     ============     ============     ============     ============     ============
     $      12.62     $      15.06     $      13.53     $      12.92     $      29.36     $      10.65     $      22.74
     ============     ============     ============     ============     ============     ============     ============
     $  5,568,594     $  7,662,338     $  9,665,382     $ 13,632,764     $120,866,947     $  4,644,278     $ 91,995,948
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                                    ALGER
                                                                                   AMERICAN
                                                               MAINSTAY VP          SMALL            CALVERT
                                                                 VALUE--       CAPITALIZATION--       SOCIAL
                                                              INITIAL CLASS     CLASS O SHARES       BALANCED
                                                              --------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 45,620,111      $ 10,172,698      $  2,600,330
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (48,580)          (40,622)              (30)
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        134,862            28,450             7,787
    Administrative charges..................................         11,239             2,371               649
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 45,425,430      $ 10,101,255      $  2,591,864
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $ 45,425,430      $ 10,101,255      $  2,591,864
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      21.49      $      11.53      $      19.40
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 39,983,564      $  9,583,112      $  2,388,206
                                                               ============      ============      ============


                                                                  MFS(R)
                                                                INVESTORS          MFS(R)           MFS(R)
                                                                  TRUST           RESEARCH        UTILITIES
                                                                 SERIES--         SERIES--         SERIES--
                                                              INITIAL CLASS    INITIAL CLASS    SERVICE CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  1,329,865     $  1,895,776     $  9,475,097
  Dividends due and accrued.................................             --               --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (3,549)          (3,583)          89,976
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          3,963            5,552           25,280
    Administrative charges..................................            330              463            2,107
                                                               ------------     ------------     ------------
      Total net assets......................................   $  1,322,023     $  1,886,178     $  9,537,686
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  1,322,023     $  1,886,178     $  9,537,686
                                                               ============     ============     ============
    Variable accumulation unit value........................   $       9.84     $      10.81     $      14.46
                                                               ============     ============     ============
Identified Cost of Investment...............................   $  1,154,499     $  1,745,145     $  8,583,618
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

       COLONIAL                                                                                              JANUS ASPEN
      SMALL CAP                                          FIDELITY(R)                        JANUS ASPEN         SERIES
      VALUE FUND       DREYFUS IP       FIDELITY(R)          VIP           FIDELITY(R)         SERIES         WORLDWIDE
       VARIABLE        TECHNOLOGY           VIP            EQUITY-             VIP           BALANCED--        GROWTH--
       SERIES--         GROWTH--      CONTRAFUND(R)--      INCOME--         MID CAP--      INSTITUTIONAL    INSTITUTIONAL
       CLASS B       INITIAL SHARES    INITIAL CLASS    INITIAL CLASS    SERVICE CLASS 2       SHARES           SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $  1,130,612     $  1,285,291     $ 57,127,793      $ 26,074,796     $  8,101,386      $ 42,421,566     $ 32,272,420
               --               --               --                --               --                --               --
              (25)              --           (8,553)           (3,480)           6,889           (33,963)         (57,961)
            2,908            3,803          166,180            76,947           23,216           127,574           95,552
              242              317           13,848             6,412            1,935            10,631            7,963
     ------------     ------------     ------------      ------------     ------------      ------------     ------------
     $  1,127,437     $  1,281,171     $ 56,939,212      $ 25,987,957     $  8,083,124      $ 42,249,398     $ 32,110,944
     ============     ============     ============      ============     ============      ============     ============
     $  1,127,437     $  1,281,171     $ 56,939,212      $ 25,987,957     $  8,083,124      $ 42,249,398     $ 32,110,944
     ============     ============     ============      ============     ============      ============     ============
     $      11.01     $       9.10     $      24.33      $      18.80     $      16.11      $      21.83     $      16.00
     ============     ============     ============      ============     ============      ============     ============
     $  1,069,436     $  1,214,001     $ 45,486,283      $ 23,511,242     $  6,654,482      $ 41,379,701     $ 52,443,532
     ============     ============     ============      ============     ============      ============     ============


      NEUBERGER                                           T. ROWE                           VAN KAMPEN          VICTORY
      BERMAN AMT                                           PRICE           VAN ECK             UIF                VIF
       MID-CAP           ROYCE            ROYCE            EQUITY         WORLDWIDE          EMERGING         DIVERSIFIED
       GROWTH--        MICRO-CAP        SMALL-CAP          INCOME            HARD            MARKETS        STOCK-- CLASS A
       CLASS S         PORTFOLIO        PORTFOLIO        PORTFOLIO          ASSETS       EQUITY-- CLASS I       SHARES
    -----------------------------------------------------------------------------------------------------------------------
     $    526,766     $    312,685     $    529,779     $ 17,056,099     $  8,001,081      $  9,213,544        $ 740,387
               --               --               --               --               --                --               --
               --               --               --           11,876           (3,223)          (53,547)             (57)
            1,402              552            1,383           49,738           20,494            24,466            2,116
              117               46              115            4,145            1,708             2,039              176
     ------------     ------------     ------------     ------------     ------------      ------------        ---------
     $    525,247     $    312,087     $    528,281     $ 17,014,092     $  7,975,656      $  9,133,492        $ 738,038
     ============     ============     ============     ============     ============      ============        =========
     $    525,247     $    312,087     $    528,281     $ 17,014,092     $  7,975,656      $  9,133,492        $ 738,038
     ============     ============     ============     ============     ============      ============        =========
     $      13.17     $      12.01     $      10.59     $      14.33     $      22.53      $      16.79        $   11.57
     ============     ============     ============     ============     ============      ============        =========
     $    461,518     $    301,708     $    524,329     $ 15,505,506     $  5,666,702      $  5,554,779        $ 681,238
     ============     ============     ============     ============     ============      ============        =========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2005


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                BALANCED--     BASIC VALUE--        BOND--
                                                              SERVICE CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    28,739      $    23,926      $   905,817
  Mortality and expense risk charges........................       (18,118)         (34,977)        (366,456)
  Administrative charges....................................        (1,510)          (2,915)         (30,538)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................         9,111          (13,966)         508,823
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       165,428        1,114,610        6,194,898
  Cost of investments sold..................................      (159,217)      (1,059,162)      (6,038,910)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............         6,211           55,448          155,988
  Realized gain distribution received.......................        15,199           26,621               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        36,418           31,185         (408,736)
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................        57,828          113,254         (252,748)
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $    66,939      $    99,288      $   256,075
                                                               ===========      ===========      ===========


                                                               MAINSTAY VP
                                                                HIGH YIELD      MAINSTAY VP      MAINSTAY VP
                                                                CORPORATE         INCOME &      INTERNATIONAL
                                                                  BOND--          GROWTH--         EQUITY--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $ 7,911,575      $    57,300      $   239,452
  Mortality and expense risk charges........................    (1,750,604)         (63,648)        (166,981)
  Administrative charges....................................      (145,884)          (5,304)         (13,915)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................     6,015,087          (11,652)          58,556
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    29,306,063        1,827,744        1,912,143
  Cost of investments sold..................................   (32,577,984)      (1,952,737)      (1,488,764)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............    (3,271,921)        (124,993)         423,379
  Realized gain distribution received.......................            --               --          592,752
  Change in unrealized appreciation (depreciation) on
    investments.............................................      (679,967)         309,800         (152,333)
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................    (3,951,888)         184,807          863,798
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $ 2,063,199      $   173,155      $   922,354
                                                               ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


     MAINSTAY VP                       MAINSTAY VP                       MAINSTAY VP
       CAPITAL        MAINSTAY VP         COMMON        MAINSTAY VP       DEVELOPING       MAINSTAY VP      MAINSTAY VP
    APPRECIATION--        CASH           STOCK--       CONVERTIBLE--       GROWTH--      FLOATING RATE--    GOVERNMENT--
    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     SERVICE CLASS    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
     $     4,986      $   520,427      $   638,171      $   270,144      $        --       $    43,690      $   869,240
      (1,466,841)        (217,185)        (814,445)        (223,363)         (23,929)          (11,037)        (369,353)
        (122,237)         (18,099)         (67,870)         (18,614)          (1,994)             (920)         (30,779)
     -----------      -----------      -----------      -----------      -----------       -----------      -----------
      (1,584,092)         285,143         (244,144)          28,167          (25,923)           31,733          469,108
     -----------      -----------      -----------      -----------      -----------       -----------      -----------
      32,915,555        9,434,185       13,964,818        4,765,464          504,089           289,013        7,760,088
     (30,440,444)      (9,434,900)     (15,289,178)      (4,928,646)        (410,468)         (287,444)      (7,746,385)
     -----------      -----------      -----------      -----------      -----------       -----------      -----------
       2,475,111             (715)      (1,324,360)        (163,182)          93,621             1,569           13,703
              --               --          766,158               --               --                --               --
       6,657,252            1,064        4,793,285        1,016,444          127,020            (7,040)        (155,745)
     -----------      -----------      -----------      -----------      -----------       -----------      -----------
       9,132,363              349        4,235,083          853,262          220,641            (5,471)        (142,042)
     -----------      -----------      -----------      -----------      -----------       -----------      -----------
     $ 7,548,271      $   285,492      $ 3,990,939      $   881,429      $   194,718       $    26,262      $   327,066
     ===========      ===========      ===========      ===========      ===========       ===========      ===========


     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
      LARGE CAP          MIDCAP           MIDCAP          MID CAP          S&P 500          SMALLCAP          TOTAL
       GROWTH--          CORE--          GROWTH--         VALUE--          INDEX--          GROWTH--         RETURN--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $       175      $    45,175      $        --      $   116,723      $ 1,435,258      $        --      $ 1,284,245
         (62,612)         (86,948)        (131,103)        (178,023)      (1,563,954)         (65,042)      (1,091,185)
          (5,218)          (7,246)         (10,925)         (14,835)        (130,330)          (5,420)         (90,932)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
         (67,655)         (49,019)        (142,028)         (76,135)        (259,026)         (70,462)         102,128
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
       1,830,153          824,530        1,596,683        2,266,890       26,821,490        1,338,471       22,428,812
      (2,675,758)        (502,415)      (1,069,683)      (1,859,298)     (22,566,445)        (982,541)     (20,593,952)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
        (845,605)         322,115          527,000          407,592        4,255,045          355,930        1,834,860
              --          810,172            5,731          699,273               --           91,861               --
         992,064          (59,964)       1,223,954         (364,553)         (19,649)        (262,627)       2,386,177
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
         146,459        1,072,323        1,756,685          742,312        4,235,396          185,164        4,221,037
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
     $    78,804      $ 1,023,304      $ 1,614,657      $   666,177      $ 3,976,370      $   114,702      $ 4,323,165
     ===========      ===========      ===========      ===========      ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2005

                                                                                    ALGER
                                                                                   AMERICAN
                                                               MAINSTAY VP          SMALL            CALVERT
                                                                 VALUE--       CAPITALIZATION--       SOCIAL
                                                              INITIAL CLASS     CLASS O SHARES       BALANCED
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   537,764       $        --       $    45,859
  Mortality and expense risk charges........................      (571,093)         (114,930)          (32,683)
  Administrative charges....................................       (47,591)           (9,577)           (2,724)
                                                               -----------       -----------       -----------
      Net investment income (loss)..........................       (80,920)         (124,507)           10,452
                                                               -----------       -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     8,941,339         1,959,748           949,640
  Cost of investments sold..................................    (9,278,328)       (2,472,098)       (1,101,192)
                                                               -----------       -----------       -----------
      Net realized gain (loss) on investments...............      (336,989)         (512,350)         (151,552)
  Realized gain distribution received.......................            --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     2,626,544         2,021,065           246,745
                                                               -----------       -----------       -----------
      Net gain (loss) on investments........................     2,289,555         1,508,715            95,193
                                                               -----------       -----------       -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $ 2,208,635       $ 1,384,208       $   105,645
                                                               ===========       ===========       ===========


                                                                  MFS(R)           MFS(R)           MFS(R)
                                                                INVESTORS         RESEARCH        UTILITIES
                                                              TRUST SERIES--      SERIES--         SERIES--
                                                              INITIAL CLASS    INITIAL CLASS    SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     7,430      $     9,088      $    21,528
  Mortality and expense risk charges........................       (16,122)         (23,224)         (69,059)
  Administrative charges....................................        (1,344)          (1,935)          (5,755)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       (10,036)         (16,071)         (53,286)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       297,791          538,198          892,085
  Cost of investments sold..................................      (349,755)        (775,362)        (734,135)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............       (51,964)        (237,164)         157,950
  Realized gain distribution received.......................            --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       135,368          380,685          718,092
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................        83,404          143,521          876,042
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $    73,368      $   127,450      $   822,756
                                                               ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

       COLONIAL                                                                                              JANUS ASPEN
      SMALL CAP                                          FIDELITY(R)                        JANUS ASPEN         SERIES
      VALUE FUND       DREYFUS IP       FIDELITY(R)          VIP           FIDELITY(R)         SERIES         WORLDWIDE
       VARIABLE        TECHNOLOGY           VIP            EQUITY-             VIP           BALANCED--        GROWTH--
       SERIES--         GROWTH--      CONTRAFUND(R)--      INCOME--         MID CAP--      INSTITUTIONAL    INSTITUTIONAL
       CLASS B       INITIAL SHARES    INITIAL CLASS    INITIAL CLASS    SERVICE CLASS 2       SHARES           SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $        --      $        --       $   156,737      $   434,377       $        --      $   982,119      $   460,773
          (7,166)         (15,877)         (638,558)        (312,749)          (79,215)        (531,368)        (415,637)
            (597)          (1,323)          (53,213)         (26,063)           (6,601)         (44,281)         (34,637)
     -----------      -----------       -----------      -----------       -----------      -----------      -----------
          (7,763)         (17,200)         (535,034)          95,565           (85,816)         406,470           10,499
     -----------      -----------       -----------      -----------       -----------      -----------      -----------
          99,683          647,009         6,405,745        4,113,123         1,002,089       10,577,752       10,138,316
         (98,617)        (665,156)       (4,778,435)      (4,198,026)         (770,615)     (11,359,875)     (15,875,813)
     -----------      -----------       -----------      -----------       -----------      -----------      -----------
           1,066          (18,147)        1,627,310          (84,903)          231,474         (782,123)      (5,737,497)
           1,618               --             9,796          954,558            86,773               --               --
          60,477           42,188         6,672,099          163,871           881,907        3,038,799        6,970,982
     -----------      -----------       -----------      -----------       -----------      -----------      -----------
          63,161           24,041         8,309,205        1,033,526         1,200,154        2,256,676        1,233,485
     -----------      -----------       -----------      -----------       -----------      -----------      -----------
     $    55,398      $     6,841       $ 7,774,171      $ 1,129,091       $ 1,114,338      $ 2,663,146      $ 1,243,984
     ===========      ===========       ===========      ===========       ===========      ===========      ===========


      NEUBERGER                                                                             VAN KAMPEN          VICTORY
      BERMAN AMT                                       T. ROWE PRICE       VAN ECK             UIF                VIF
       MID-CAP           ROYCE            ROYCE            EQUITY         WORLDWIDE          EMERGING         DIVERSIFIED
       GROWTH--        MICRO-CAP        SMALL-CAP          INCOME            HARD            MARKETS        STOCK-- CLASS A
       CLASS S         PORTFOLIO        PORTFOLIO        PORTFOLIO          ASSETS       EQUITY-- CLASS I       SHARES
    -----------------------------------------------------------------------------------------------------------------------
     $        --      $     1,221      $        --      $   262,919      $     9,720       $    27,155        $       506
          (4,286)            (766)          (2,037)        (198,445)         (56,369)          (83,701)            (7,035)
            (357)             (64)            (170)         (16,537)          (4,697)           (6,975)              (586)
     -----------      -----------      -----------      -----------      -----------       -----------        -----------
          (4,643)             391           (2,207)          47,937          (51,346)          (63,521)            (7,115)
     -----------      -----------      -----------      -----------      -----------       -----------        -----------
          64,885            5,760            8,847        2,329,886          570,226           912,579            212,520
         (52,964)          (5,023)          (8,540)      (2,080,058)        (270,861)         (876,392)          (195,492)
     -----------      -----------      -----------      -----------      -----------       -----------        -----------
          11,921              737              307          249,828          299,365            36,187             17,028
              --            3,688            5,306          800,310               --                --                 --
          45,702           10,977            5,450         (668,397)       1,765,111         2,108,391             49,797
     -----------      -----------      -----------      -----------      -----------       -----------        -----------
          57,623           15,402           11,063          381,741        2,064,476         2,144,578             66,825
     -----------      -----------      -----------      -----------      -----------       -----------        -----------
     $    52,980      $    15,793      $     8,856      $   429,678      $ 2,013,130       $ 2,081,057        $    59,710
     ===========      ===========      ===========      ===========      ===========       ===========        ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2005
and the year ended December 31, 2004


                                                      MAINSTAY VP            MAINSTAY VP
                                                      BALANCED--            BASIC VALUE--
                                                     SERVICE CLASS          INITIAL CLASS
                                                     -------------   ---------------------------
                                                        2005(A)          2005           2004
                                                     -------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $      9,111    $    (13,966)  $     (8,020)
    Net realized gain (loss) on investments........         6,211          55,448        (25,614)
    Realized gain distribution received............        15,199          26,621             --
    Change in unrealized appreciation
      (depreciation) on investments................        36,418          31,185        343,501
                                                     ------------    ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................        66,939          99,288        309,867
                                                     ------------    ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       240,945          47,917         67,509
    Policyowners' surrenders.......................       (75,730)       (569,749)      (157,344)
    Policyowners' annuity and death benefits.......            --        (110,806)       (13,895)
    Net transfers from (to) Fixed Account..........        89,090         (16,272)       (17,063)
    Transfers between Investment Divisions.........     3,700,234        (337,699)       631,024
                                                     ------------    ------------   ------------
      Net contributions and (withdrawals)..........     3,954,539        (986,609)       510,231
                                                     ------------    ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....           (23)            212           (449)
                                                     ------------    ------------   ------------
        Increase (decrease) in net assets..........     4,021,455        (887,109)       819,649
NET ASSETS:
    Beginning of year..............................            --       3,468,092      2,648,443
                                                     ------------    ------------   ------------
    End of year....................................  $  4,021,455    $  2,580,983   $  3,468,092
                                                     ============    ============   ============

                                                                                           MAINSTAY VP
                                                             MAINSTAY VP                   DEVELOPING
                                                            CONVERTIBLE--                   GROWTH--
                                                            INITIAL CLASS                 INITIAL CLASS
                                                     ---------------------------   ---------------------------
                                                         2005           2004           2005           2004
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $     28,167   $     99,117   $    (25,923)  $    (28,329)
    Net realized gain (loss) on investments........      (163,182)    (1,153,735)        93,621       (134,273)
    Realized gain distribution received............            --             --             --             --
    Change in unrealized appreciation
      (depreciation) on investments................     1,016,444      1,871,934        127,020        247,212
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................       881,429        817,316        194,718         84,610
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       210,684        519,713         32,471         35,016
    Policyowners' surrenders.......................    (2,439,147)    (3,326,089)      (153,093)      (269,748)
    Policyowners' annuity and death benefits.......      (325,903)      (210,769)            --        (33,842)
    Net transfers from (to) Fixed Account..........      (178,760)      (892,354)       (18,225)       (28,236)
    Transfers between Investment Divisions.........    (1,353,377)     2,325,766          1,686         35,148
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........    (4,086,503)    (1,583,733)      (137,161)      (261,662)
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....          (802)        (3,247)            99           (241)
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........    (3,205,876)      (769,664)        57,656       (177,293)
NET ASSETS:
    Beginning of year..............................    21,042,479     21,812,143      2,097,281      2,274,574
                                                     ------------   ------------   ------------   ------------
    End of year....................................  $ 17,836,603   $ 21,042,479   $  2,154,937   $  2,097,281
                                                     ============   ============   ============   ============

(a) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


            MAINSTAY VP                   MAINSTAY VP                                                 MAINSTAY VP
              BOND--                CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--
           INITIAL CLASS                 INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $    508,823   $    697,425   $ (1,584,092)  $ (1,577,525)  $    285,143   $   (111,127)  $   (244,144)  $     28,172
         155,988        704,033      2,475,111      4,950,203           (715)          (850)    (1,324,360)      (416,469)
              --        350,704             --             --             --             --        766,158             --
        (408,736)      (808,848)     6,657,252        (37,861)         1,064            242      4,793,285      6,914,026
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         256,075        943,314      7,548,271      3,334,817        285,492       (111,735)     3,990,939      6,525,729
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         315,835        652,341      1,352,305      2,547,325      1,533,707        766,100      1,007,333      1,152,164
      (3,798,696)    (3,761,290)   (16,081,795)   (16,529,666)    (5,526,972)    (5,621,898)    (7,942,217)    (7,100,126)
        (442,306)      (536,317)    (2,128,366)    (1,960,464)      (459,090)      (273,593)    (1,460,559)      (971,057)
        (501,930)    (1,317,517)    (1,272,500)    (1,418,430)      (858,437)    (3,782,717)      (551,654)      (493,361)
        (552,511)    (4,363,575)   (13,078,311)    (8,972,446)     2,333,253        (47,479)    (4,023,436)    (2,098,371)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (4,979,608)    (9,326,358)   (31,208,667)   (26,333,681)    (2,977,539)    (8,959,587)   (12,970,533)    (9,510,751)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,360)        (4,155)        10,214         (2,148)        (1,343)          (481)         4,959        (11,676)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (4,724,893)    (8,387,199)   (23,650,182)   (23,001,012)    (2,693,390)    (9,071,803)    (8,974,635)    (2,996,698)
      32,654,777     41,041,976    139,442,970    162,443,982     18,815,745     27,887,548     73,642,306     76,639,004
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 27,929,884   $ 32,654,777   $115,792,788   $139,442,970   $ 16,122,355   $ 18,815,745   $ 64,667,671   $ 73,642,306
    ============   ============   ============   ============   ============   ============   ============   ============

                                                            MAINSTAY VP
      MAINSTAY VP             MAINSTAY VP                   HIGH YIELD                    MAINSTAY VP
    FLOATING RATE--          GOVERNMENT--                CORPORATE BOND--              INCOME & GROWTH--
     SERVICE CLASS           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------   ---------------------------   ---------------------------   ---------------------------
        2005(b)           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------
     $     31,733     $    469,108   $    895,476   $  6,015,087   $  8,502,826   $    (11,652)  $     21,881
            1,569           13,703        466,786     (3,271,921)    (4,619,262)      (124,993)      (111,595)
               --               --             --             --             --             --             --
           (7,040)        (155,745)      (606,662)      (679,967)    12,189,447        309,800        623,807
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
           26,262          327,066        755,600      2,063,199     16,073,011        173,155        534,093
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
          768,553          318,234        557,980      2,178,452      4,492,263        129,633        160,806
          (25,937)      (4,884,563)    (4,662,561)   (20,360,523)   (13,959,243)    (1,260,320)      (448,097)
               --       (1,199,993)    (1,027,791)    (3,161,031)    (3,363,039)       (53,998)       (28,338)
          (86,385)        (276,472)    (1,700,383)    (2,221,380)    (3,342,376)       (23,031)       (44,191)
        2,197,942         (792,964)    (7,704,095)    (1,390,500)     6,856,204        720,208        339,077
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
        2,854,173       (6,835,758)   (14,536,850)   (24,954,982)    (9,316,191)      (487,508)       (20,743)
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
              (59)          (1,731)        (3,390)        (3,062)       (55,486)           664         (1,034)
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
        2,880,376       (6,510,423)   (13,784,640)   (22,894,845)     6,701,334       (313,689)       512,316
               --       33,768,210     47,552,850    156,942,012    150,240,678      5,309,336      4,797,020
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
     $  2,880,376     $ 27,257,787   $ 33,768,210   $134,047,167   $156,942,012   $  4,995,647   $  5,309,336
     ============     ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005
and the year ended December 31, 2004


                                                                      MAINSTAY VP                     MAINSTAY VP
                                                                 INTERNATIONAL EQUITY--            LARGE CAP GROWTH--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $     58,556    $    (29,341)   $    (67,655)   $    (80,278)
    Net realized gain (loss) on investments................        423,379         142,444        (845,605)     (1,352,636)
    Realized gain distribution received....................        592,752              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (152,333)      1,606,716         992,064       1,058,745
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        922,354       1,719,819          78,804        (374,169)
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        315,532         388,600         117,252         136,995
    Policyowners' surrenders...............................     (1,917,038)     (1,107,072)       (568,468)       (763,549)
    Policyowners' annuity and death benefits...............       (151,598)        (88,243)       (114,560)        (61,885)
    Net transfers from (to) Fixed Account..................       (117,689)        (79,692)        (26,392)       (108,665)
    Transfers between Investment Divisions.................      2,999,224       2,758,138        (889,875)       (871,427)
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................      1,128,431       1,871,731      (1,482,043)     (1,668,531)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            214          (4,400)          1,103             839
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................      2,050,999       3,587,150      (1,402,136)     (2,041,861)
NET ASSETS:
    Beginning of year......................................     12,832,278       9,245,128       6,445,516       8,487,377
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $ 14,883,277    $ 12,832,278    $  5,043,380    $  6,445,516
                                                              ============    ============    ============    ============


                                                                      MAINSTAY VP                     MAINSTAY VP
                                                                       SMALL CAP                     TOTAL RETURN--
                                                                 GROWTH--INITIAL CLASS               INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (70,462)   $    (71,734)   $    102,128    $    335,423
    Net realized gain (loss) on investments................        355,930         290,404       1,834,860       2,422,443
    Realized gain distribution received....................         91,861              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (262,627)        190,140       2,386,177       2,124,646
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        114,702         408,810       4,323,165       4,882,512
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        143,017         178,135       1,070,157       1,294,442
    Policyowners' surrenders...............................       (452,302)       (545,231)    (13,268,043)    (12,085,664)
    Policyowners' annuity and death benefits...............         (3,082)        (21,257)     (1,563,121)     (1,710,301)
    Net transfers from (to) Fixed Account..................        (77,882)        (93,302)       (970,764)       (953,878)
    Transfers between Investment Divisions.................       (175,010)        649,741      (6,242,144)     (3,184,283)
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................       (565,259)        168,086     (20,973,915)    (16,639,684)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................          1,354            (971)          2,622         (12,138)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................       (449,203)        575,925     (16,648,128)    (11,769,310)
NET ASSETS:
    Beginning of year......................................      5,773,368       5,197,443     102,017,088     113,786,398
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  5,324,165    $  5,773,368    $ 85,368,960    $102,017,088
                                                              ============    ============    ============    ============

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              MID CAP                       MID CAP                       MID CAP                       S&P 500
              CORE--                       GROWTH--                       VALUE--                       INDEX--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $    (49,019)  $    (29,770)  $   (142,028)  $   (100,403)  $    (76,135)  $    (25,352)  $   (259,026)  $    285,205
         322,115        108,902        527,000        509,986        407,592         41,843      4,255,045      4,007,588
         810,172        119,131          5,731             --        699,273        109,101             --             --
         (59,964)       688,983      1,223,954      1,148,115       (364,553)     1,437,258        (19,649)     7,858,504
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,023,304        887,246      1,614,657      1,557,698        666,177      1,562,850      3,976,370     12,151,297
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         198,340        250,781        280,673        497,334        507,079        541,883      1,796,640      2,887,188
        (830,840)      (352,901)    (1,175,170)    (1,056,960)    (2,347,709)    (1,185,635)   (16,315,733)   (14,545,350)
         (17,114)       (19,976)       (41,883)       (21,616)      (136,830)       (63,196)    (2,606,603)    (1,805,745)
          21,845        (68,420)        (4,823)      (251,859)      (107,683)      (107,153)    (1,674,324)    (1,655,912)
       2,535,829      2,208,601      2,634,599      2,818,646      3,995,687      4,526,551     (5,839,332)        75,704
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,908,060      2,018,085      1,693,396      1,985,545      1,910,544      3,712,450    (24,639,352)   (15,044,115)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (841)        (1,975)          (726)        (2,712)         1,055         (3,899)        13,089        (20,015)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,930,523      2,903,356      3,307,327      3,540,531      2,577,776      5,271,401    (20,649,893)    (2,912,833)
       5,762,781      2,859,425      9,432,535      5,892,004     12,782,110      7,510,709    143,382,679    146,295,512
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  8,693,304   $  5,762,781   $ 12,739,862   $  9,432,535   $ 15,359,886   $ 12,782,110   $122,732,786   $143,382,679
    ============   ============   ============   ============   ============   ============   ============   ============


                                                                                                  COLONIAL SMALL CAP
            MAINSTAY VP                 ALGER AMERICAN                    CALVERT                     VALUE FUND,
              VALUE--               SMALL CAPITALIZATION--                SOCIAL                   VARIABLE SERIES--
           INITIAL CLASS                CLASS O SHARES                   BALANCED                       CLASS B
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005         2004(a)
    ---------------------------------------------------------------------------------------------------------------------
    $    (80,920)  $    (99,751)  $   (124,507)  $   (126,800)  $     10,452   $      9,201   $     (7,763)  $        278
        (336,989)      (318,327)      (512,350)    (1,017,735)      (151,552)      (150,743)         1,066             21
              --             --             --             --             --             --          1,618          2,612
       2,626,544      5,157,705      2,021,065      2,477,407        246,745        356,480         60,477            698
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,208,635      4,739,627      1,384,208      1,332,872        105,645        214,938         55,398          3,609
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         710,743      1,250,915        154,019        212,120         23,393         43,043        105,661          3,632
      (5,768,430)    (5,526,522)    (1,172,865)      (998,592)      (320,627)      (319,527)       (14,841)           (45)
        (861,795)      (767,248)       (48,943)       (53,554)       (20,501)       (16,365)        (3,285)            --
        (163,333)      (431,832)      (254,223)      (138,924)       (91,677)       (13,455)         9,846            620
      (1,922,812)      (197,901)       149,925       (247,892)      (308,122)       (91,192)       835,008        131,907
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (8,005,627)    (5,672,588)    (1,172,087)    (1,226,842)      (717,534)      (397,496)       932,389        136,114
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           2,463         (8,801)        (1,004)        (3,966)            35           (482)           (71)            (2)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (5,794,529)      (941,762)       211,117        102,064       (611,854)      (183,040)       987,716        139,721
      51,219,959     52,161,721      9,890,138      9,788,074      3,203,718      3,386,758        139,721             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 45,425,430   $ 51,219,959   $ 10,101,255   $  9,890,138   $  2,591,864   $  3,203,718   $  1,127,437   $    139,721
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005
and the year ended December 31, 2004

                                                                       Dreyfus IP                     Fidelity(R)
                                                                       TECHNOLOGY                         VIP
                                                                        GROWTH--                    CONTRAFUND(R)--
                                                                     INITIAL SHARES                  INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (17,200)   $    (23,549)   $   (535,034)   $   (471,497)
    Net realized gain (loss) on investments................        (18,147)         59,210       1,627,310         559,165
    Realized gain distribution received....................             --              --           9,796              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................         42,188         (82,317)      6,672,099       6,417,178
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................          6,841         (46,656)      7,774,171       6,504,846
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................         40,086          78,419         733,594       1,163,337
    Policyowners' surrenders...............................       (160,512)       (218,754)     (6,299,906)     (4,568,737)
    Policyowners' annuity and death benefits...............             --          (7,377)       (847,062)       (297,798)
    Net transfers from (to) Fixed Account..................         (7,349)        (26,170)       (113,626)       (229,359)
    Transfers between Investment Divisions.................       (305,495)         (9,774)      3,070,462       2,290,695
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................       (433,270)       (183,656)     (3,456,538)     (1,641,862)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            351               3          (8,263)        (15,516)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................       (426,078)       (230,309)      4,309,370       4,847,468
NET ASSETS:
    Beginning of year......................................      1,707,249       1,937,558      52,629,842      47,782,374
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  1,281,171    $  1,707,249    $ 56,939,212    $ 52,629,842
                                                              ============    ============    ============    ============

                                                                    MFS(R) INVESTORS                     MFS(R)
                                                                     TRUST SERIES--                RESEARCH SERIES--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (10,036)   $     (9,431)   $    (16,071)   $     (4,196)
    Net realized gain (loss) on investments................        (51,964)        (81,276)       (237,164)       (289,153)
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................        135,368         224,043         380,685         550,629
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................         73,368         133,336         127,450         257,280
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................         17,966          25,691          21,995          43,572
    Policyowners' surrenders...............................       (158,692)        (59,672)       (243,297)       (169,016)
    Policyowners' annuity and death benefits...............        (10,765)        (73,531)        (46,756)         (1,249)
    Net transfers from (to) Fixed Account..................        (41,189)        (43,281)        (41,185)         (3,153)
    Transfers between Investment Divisions.................            254         (20,624)         67,328          (7,830)
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................       (192,426)       (171,417)       (241,915)       (137,676)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            (27)           (296)            (23)           (660)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................       (119,085)        (38,377)       (114,488)        118,944
NET ASSETS:
    Beginning of year......................................      1,441,108       1,479,485       2,000,666       1,881,722
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  1,322,023    $  1,441,108    $  1,886,178    $  2,000,666
                                                              ============    ============    ============    ============

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period June 3, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

            FIDELITY(R)                   FIDELITY(R)                                                 JANUS ASPEN
                VIP                           VIP                       JANUS ASPEN                SERIES WORLDWIDE
          EQUITY INCOME--                  MID CAP--                 SERIES BALANCED--                 GROWTH--
           INITIAL CLASS                SERVICE CLASS 2            INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $     95,565   $     63,970   $    (85,816)  $    (23,782)  $    406,470   $    445,551   $     10,499   $   (141,640)
         (84,903)      (230,595)       231,474         26,599       (782,123)      (547,047)    (5,737,497)    (1,188,066)
         954,558         94,943         86,773             --             --             --             --             --
         163,871      2,565,963        881,907        537,071      3,038,799      3,487,727      6,970,982      2,512,823
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,129,091      2,494,281      1,114,338        539,888      2,663,146      3,386,231      1,243,984      1,183,117
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         424,700        494,454        303,767        155,979        553,252        840,148        362,184        799,615
      (3,394,617)    (2,245,661)      (873,560)      (164,957)    (5,177,951)    (4,516,057)    (4,090,986)    (4,536,646)
        (286,661)      (380,963)       (17,729)            --       (735,301)      (517,151)      (376,009)      (320,067)
        (161,952)      (210,772)        56,957         34,325       (273,109)      (304,696)      (389,288)      (342,297)
       1,135,798      1,571,419      3,232,083      3,273,211     (3,933,348)    (3,919,788)    (5,155,604)    (4,600,935)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (2,282,732)      (771,523)     2,701,518      3,298,558     (9,566,457)    (8,417,544)    (9,649,703)    (9,000,330)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           1,759         (4,106)        (1,556)          (966)          (946)        (8,815)         3,367         (9,765)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,151,882)     1,718,652      3,814,300      3,837,480     (6,904,257)    (5,040,128)    (8,402,352)    (7,826,978)
      27,139,839     25,421,187      4,268,824        431,344     49,153,655     54,193,783     40,513,296     48,340,274
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 25,987,957   $ 27,139,839   $  8,083,124   $  4,268,824   $ 42,249,398   $ 49,153,655   $ 32,110,944   $ 40,513,296
    ============   ============   ============   ============   ============   ============   ============   ============

              MFS(R)                   NEUBERGER BERMAN            ROYCE          ROYCE
        UTILITIES SERIES--                AMT MID-CAP            MICRO-CAP      SMALL-CAP
           SERVICE CLASS                GROWTH--CLASS S          PORTFOLIO      PORTFOLIO
    ---------------------------   ---------------------------   ------------   ------------
        2005         2004(a)          2005         2004(a)        2005(b)        2005(c)
-------------------------------------------------------------------------------------------
    $    (53,286)  $     (4,517)  $     (4,643)  $       (712)  $        391   $     (2,207)
         157,950          1,165         11,921         (2,284)           737            307
              --             --             --             --          3,688          5,306
         718,092        173,388         45,702         19,546         10,977          5,450
    ------------   ------------   ------------   ------------   ------------   ------------
         822,756        170,036         52,980         16,550         15,793          8,856
    ------------   ------------   ------------   ------------   ------------   ------------
         651,436        206,582         19,269          7,897          2,660          9,732
      (1,086,892)       (48,884)       (17,280)        (2,080)            --         (8,993)
         (35,555)            --         (2,246)            --             --             --
         207,835         14,508            781             56          5,477          1,770
       7,185,256      1,451,910        261,879        187,514        288,171        516,917
    ------------   ------------   ------------   ------------   ------------   ------------
       6,922,080      1,624,116        262,403        193,387        296,308        519,426
    ------------   ------------   ------------   ------------   ------------   ------------
          (1,045)          (257)           (40)           (33)           (14)            (1)
    ------------   ------------   ------------   ------------   ------------   ------------
       7,743,791      1,793,895        315,343        209,904        312,087        528,281
       1,793,895             --        209,904             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
    $  9,537,686   $  1,793,895   $    525,247   $    209,904   $    312,087   $    528,281
    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005
and the year ended December 31, 2004

                                                                     T. ROWE PRICE                      VAN ECK
                                                                     EQUITY INCOME                     WORLDWIDE
                                                                       PORTFOLIO                      HARD ASSETS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $     47,937    $     42,985    $    (51,346)   $    (15,136)
    Net realized gain (loss) on investments................        249,828          87,723         299,365         102,105
    Realized gain distribution received....................        800,310         331,278              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (668,397)      1,335,903       1,765,111         268,817
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        429,678       1,797,889       2,013,130         355,786
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        377,281         349,851         141,400          45,262
    Policyowners' surrenders...............................     (1,956,308)     (1,551,818)       (589,019)        (89,937)
    Policyowners' annuity and death benefits...............       (142,688)       (136,592)        (36,397)             --
    Net transfers from (to) Fixed Account..................        120,480          39,196          52,859           1,744
    Transfers between Investment Divisions.................      2,215,713       3,074,896       4,003,088         794,799
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................        614,478       1,775,533       3,571,931         751,868
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................          1,500          (3,395)         (3,684)         (1,009)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................      1,045,656       3,570,027       5,581,377       1,106,645
NET ASSETS:
    Beginning of year......................................     15,968,436      12,398,409       2,394,279       1,287,634
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $ 17,014,092    $ 15,968,436    $  7,975,656    $  2,394,279
                                                              ============    ============    ============    ============

                                                                       VAN KAMPEN                       VICTORY
                                                                          UIF                             VIF
                                                                    EMERGING MARKETS              DIVERSIFIED STOCK--
                                                                    EQUITY--CLASS I                  CLASS A SHARES
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005          2004(a)
                                                              -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (63,521)   $    (34,476)   $     (7,115)   $        388
    Net realized gain (loss) on investments................         36,187      (1,097,049)         17,028             155
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................      2,108,391       2,187,896          49,797           9,352
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................      2,081,057       1,056,371          59,710           9,895
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        155,231         105,086          38,495           5,057
    Policyowners' surrenders...............................       (743,308)     (1,039,633)        (49,615)            (36)
    Policyowners' annuity and death benefits...............        (85,705)        (76,350)         (1,177)             --
    Net transfers from (to) Fixed Account..................        (27,916)        (63,949)          2,773              47
    Transfers between Investment Divisions.................      1,765,268         118,409         454,726         218,252
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................      1,063,570        (956,437)        445,202         223,320
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................         (2,593)         (3,687)            (74)            (15)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................      3,142,034          96,247         504,838         233,200
NET ASSETS:
    Beginning of year......................................      5,991,458       5,895,211         233,200              --
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  9,133,492    $  5,991,458    $    738,038    $    233,200
                                                              ============    ============    ============    ============

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2005


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                BALANCED--     BASIC VALUE--        BOND--
                                                              SERVICE CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  5,549,190     $  4,315,162     $ 28,841,243
  Dividends due and accrued.................................          6,528               --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................            415               71           49,333
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         14,221           12,739           87,758
    Administrative charges..................................          1,185            1,062            7,313
                                                               ------------     ------------     ------------
      Total net assets......................................   $  5,540,727     $  4,301,432     $ 28,795,505
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................   $  5,540,727     $  4,301,432     $ 28,795,505
                                                               ============     ============     ============
    Variable accumulation unit value........................   $      10.47     $      12.16     $      17.12
                                                               ============     ============     ============
Identified Cost of Investment...............................   $  5,503,520     $  3,810,100     $ 29,672,819
                                                               ============     ============     ============

                                                               MAINSTAY VP
                                                                HIGH YIELD      MAINSTAY VP      MAINSTAY VP
                                                                CORPORATE         INCOME &      INTERNATIONAL
                                                                  BOND--          GROWTH--         EQUITY--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $107,414,030     $  5,994,506     $ 16,603,337
  Dividends due and accrued.................................             --               --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         23,045               95            1,049
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        327,503           17,311           47,507
    Administrative charges..................................         27,292            1,443            3,959
                                                               ------------     ------------     ------------
      Total net assets......................................   $107,082,280     $  5,975,847     $ 16,552,920
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................   $107,082,280     $  5,975,847     $ 16,552,920
                                                               ============     ============     ============
    Variable accumulation unit value........................   $      23.41     $      11.89     $      18.80
                                                               ============     ============     ============
Identified Cost of Investment...............................   $103,906,490     $  5,507,704     $ 14,687,604
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

     MAINSTAY VP                       MAINSTAY VP                       MAINSTAY VP      MAINSTAY VP
       CAPITAL        MAINSTAY VP         COMMON        MAINSTAY VP       DEVELOPING        FLOATING       MAINSTAY VP
    APPRECIATION--        CASH           STOCK--       CONVERTIBLE--       GROWTH--          RATE--        GOVERNMENT--
    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    SERVICE CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $152,063,540     $ 19,433,829     $ 81,254,520     $ 16,666,979     $  2,683,093     $  2,005,253     $ 25,588,641
               --          106,666               --               --               --            8,758               --
          (10,582)         162,609           (8,324)            (636)             (70)             904           (8,236)
          446,041           60,431          237,920           48,928            7,559            4,922           77,898
           37,170            5,036           19,827            4,077              630              410            6,491
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $151,569,747     $ 19,637,637     $ 80,988,449     $ 16,613,338     $  2,674,834     $  2,009,583     $ 25,496,016
     ============     ============     ============     ============     ============     ============     ============
     $151,569,747     $ 19,637,637     $ 80,988,449     $ 16,613,338     $  2,674,834     $  2,009,583     $ 25,496,016
     ============     ============     ============     ============     ============     ============     ============
     $      22.85     $       1.35     $      27.32     $      18.55     $      10.63     $      10.10     $      17.38
     ============     ============     ============     ============     ============     ============     ============
     $178,320,614     $ 19,434,008     $ 90,999,766     $ 14,756,281     $  2,125,652     $  2,010,723     $ 26,720,641
     ============     ============     ============     ============     ============     ============     ============


     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
      LARGE CAP         MID CAP          MID CAP          MID CAP          S&P 500         SMALL CAP          TOTAL
       GROWTH--          CORE--          GROWTH--         VALUE--          INDEX--          GROWTH--         RETURN--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $  7,256,907     $  9,499,888     $ 14,472,856     $ 17,548,873     $157,947,766     $  6,725,338     $ 97,638,271
               --               --               --               --               --               --               --
               75              370            9,036            3,828          (31,686)          (1,055)         (23,429)
           21,260           26,360           40,509           49,864          465,730           19,027          289,172
            1,772            2,197            3,376            4,155           38,811            1,586           24,098
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $  7,233,950     $  9,471,701     $ 14,438,007     $ 17,498,682     $157,411,539     $  6,703,670     $ 97,301,572
     ============     ============     ============     ============     ============     ============     ============
     $  7,233,950     $  9,471,701     $ 14,438,007     $ 17,498,682     $157,411,539     $  6,703,670     $ 97,301,572
     ============     ============     ============     ============     ============     ============     ============
     $      12.73     $      15.08     $      13.78     $      12.73     $      29.36     $      10.83     $      22.74
     ============     ============     ============     ============     ============     ============     ============
     $  8,110,457     $  8,359,853     $ 10,964,570     $ 15,560,039     $152,691,260     $  5,849,887     $102,592,087
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                                    ALGER
                                                                                   AMERICAN
                                                               MAINSTAY VP          SMALL            CALVERT
                                                                 VALUE--       CAPITALIZATION--       SOCIAL
                                                              INITIAL CLASS     CLASS O SHARES       BALANCED
                                                              --------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 54,768,732      $ 13,961,097      $  5,344,712
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................          3,085            (1,908)            1,878
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        161,107            39,253            15,910
    Administrative charges..................................         13,425             3,271             1,326
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 54,597,285      $ 13,916,665      $  5,329,354
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................   $ 54,597,285      $ 13,916,665      $  5,329,354
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      21.55      $      11.53      $      19.42
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 49,291,019      $ 13,729,202      $  5,109,240
                                                               ============      ============      ============


                                                                  MFS(R)           MFS(R)            MFS(R)
                                                                INVESTORS         RESEARCH         UTILITIES
                                                              TRUST SERIES--      SERIES--          SERIES--
                                                              INITIAL CLASS     INITIAL CLASS    SERVICE CLASS
                                                              -------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  1,973,412     $  2,961,364      $ 13,326,477
  Dividends due and accrued.................................             --               --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................             52             (203)          (58,399)
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          5,920            8,674            35,476
    Administrative charges..................................            493              723             2,956
                                                               ------------     ------------      ------------
      Total net assets......................................   $  1,967,051     $  2,951,764      $ 13,229,646
                                                               ============     ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................   $  1,967,051     $  2,951,764      $ 13,229,646
                                                               ============     ============      ============
    Variable accumulation unit value........................   $      10.12     $      10.67      $      14.85
                                                               ============     ============      ============
Identified Cost of Investment...............................   $  1,850,366     $  2,856,154      $ 11,970,335
                                                               ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

       COLONIAL                                                                                             JANUS ASPEN
      SMALL CAP                                          FIDELITY(R)      FIDELITY(R)      JANUS ASPEN         SERIES
      VALUE FUND       DREYFUS IP       FIDELITY(R)          VIP              VIP             SERIES         WORLDWIDE
       VARIABLE        TECHNOLOGY           VIP            EQUITY-         MID CAP--        BALANCED--        GROWTH--
       SERIES--         GROWTH--      CONTRAFUND(R)--       INCOME          SERVICE       INSTITUTIONAL    INSTITUTIONAL
       CLASS B       INITIAL SHARES    INITIAL CLASS    INITIAL CLASS       CLASS 2           SHARES           SHARES
    ---------------------------------------------------------------------------------------------------------------------
     $  1,633,075     $  2,106,931     $ 85,117,871      $ 31,787,622     $ 11,541,320     $ 68,851,707     $ 45,591,674
               --               --               --                --               --               --               --
            1,278             (339)             996               911           (6,639)          (2,814)         (28,291)
            4,393            6,184          246,453            93,187           32,601          205,120          134,688
              366              515           20,538             7,765            2,717           17,093           11,224
     ------------     ------------     ------------      ------------     ------------     ------------     ------------
     $  1,629,594     $  2,099,893     $ 84,851,876      $ 31,687,581     $ 11,499,363     $ 68,626,680     $ 45,417,471
     ============     ============     ============      ============     ============     ============     ============
     $  1,629,594     $  2,099,893     $ 84,851,876      $ 31,687,581     $ 11,499,363     $ 68,626,680     $ 45,417,471
     ============     ============     ============      ============     ============     ============     ============
     $      11.01     $       8.83     $      23.86      $      18.66     $      16.39     $      21.89     $      16.03
     ============     ============     ============      ============     ============     ============     ============
     $  1,549,984     $  2,006,561     $ 65,714,279      $ 29,139,335     $  9,524,448     $ 66,815,604     $ 69,028,129
     ============     ============     ============      ============     ============     ============     ============

      NEUBERGER                                                                            VAN KAMPEN        VICTORY
        BERMAN                                                                                UIF              VIF
         AMT                                           T. ROWE PRICE       VAN ECK          EMERGING       DIVERSIFIED
       MID-CAP           ROYCE            ROYCE            EQUITY         WORLDWIDE         MARKETS          STOCK--
       GROWTH--        MICRO-CAP        SMALL-CAP          INCOME            HARD           EQUITY--         CLASS A
       CLASS S         PORTFOLIO        PORTFOLIO        PORTFOLIO          ASSETS          CLASS I           SHARES
    --------------------------------------------------------------------------------------------------------------------
     $    577,290     $    311,645     $    685,785     $ 22,560,366     $ 11,081,400     $ 12,028,361     $  1,239,510
               --               --               --               --               --               --               --
                8              178              499            8,778          (83,549)             850               --
            1,554              678            1,730           66,126           28,824           32,078            3,500
              129               57              144            5,511            2,402            2,673              292
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $    575,615     $    311,088     $    684,410     $ 22,497,507     $ 10,966,625     $ 11,994,460     $  1,235,718
     ============     ============     ============     ============     ============     ============     ============
     $    575,615     $    311,088     $    684,410     $ 22,497,507     $ 10,966,625     $ 11,994,460     $  1,235,718
     ============     ============     ============     ============     ============     ============     ============
     $      12.56     $      12.04     $      11.24     $      14.44     $      22.88     $      16.91     $      11.89
     ============     ============     ============     ============     ============     ============     ============
     $    500,983     $    300,932     $    679,337     $ 20,821,995     $  7,696,071     $  8,004,009     $  1,149,734
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2005


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                BALANCED--     BASIC VALUE--        BOND--
                                                              SERVICE CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    39,442      $    39,796      $   931,440
  Mortality and expense risk charges........................       (24,765)         (51,984)        (368,365)
  Administrative charges....................................        (2,064)          (4,332)         (30,697)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................        12,613          (16,520)         532,378
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        75,206          776,036        5,588,066
  Cost of investments sold..................................       (74,073)        (737,096)      (5,261,231)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............         1,133           38,940          326,835
  Realized gain distribution received.......................        20,852           44,278               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        45,670          103,235         (592,633)
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................        67,655          186,453         (265,798)
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $    80,268      $   169,933      $   266,580
                                                               ===========      ===========      ===========

                                                               MAINSTAY VP
                                                                HIGH YIELD      MAINSTAY VP      MAINSTAY VP
                                                                CORPORATE         INCOME &      INTERNATIONAL
                                                                  BOND--          GROWTH--         EQUITY--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $ 6,303,751      $    68,457      $   266,281
  Mortality and expense risk charges........................    (1,349,310)         (72,708)        (172,263)
  Administrative charges....................................      (112,443)          (6,059)         (14,355)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................     4,841,998          (10,310)          79,663
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    15,629,692          961,042          719,847
  Cost of investments sold..................................   (18,549,494)        (968,502)        (589,009)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............    (2,919,802)          (7,460)         130,838
  Realized gain distribution received.......................            --               --          659,166
  Change in unrealized appreciation (depreciation) on
    investments.............................................      (227,509)         215,118          129,919
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................    (3,147,311)         207,658          919,923
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $ 1,694,687      $   197,348      $   999,586
                                                               ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

     MAINSTAY VP                     MAINSTAY VP                       MAINSTAY VP
       CAPITAL      MAINSTAY VP         COMMON        MAINSTAY VP       DEVELOPING       MAINSTAY VP      MAINSTAY VP
    APPRECIATION--      CASH           STOCK--       CONVERTIBLE--       GROWTH--      FLOATING RATE--    GOVERNMENT--
    INITIAL CLASS    MANAGEMENT     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     SERVICE CLASS    INITIAL CLASS
    -------------------------------------------------------------------------------------------------------------------
     $     6,524    $   611,073      $   797,977      $   250,697      $        --       $    31,815      $   812,928
      (1,871,645)      (256,267)      (1,001,064)        (202,080)         (31,109)           (8,062)        (333,955)
        (155,970)       (21,355)         (83,422)         (16,840)          (2,592)             (672)         (27,830)
     -----------    -----------      -----------      -----------      -----------       -----------      -----------
      (2,021,091)       333,451         (286,509)          31,777          (33,701)           23,081          451,143
     -----------    -----------      -----------      -----------      -----------       -----------      -----------
      35,021,284      9,471,249       15,165,727        3,001,373          548,960           592,609        6,494,823
     (28,307,234)    (9,471,965)     (14,869,363)      (3,397,966)        (599,673)         (591,889)      (6,415,603)
     -----------    -----------      -----------      -----------      -----------       -----------      -----------
       6,714,050           (716)         296,364         (396,593)         (50,713)              720           79,220
              --             --          958,013               --               --                --               --
       5,082,921          1,136        3,954,599        1,195,454          336,756            (5,470)        (235,062)
     -----------    -----------      -----------      -----------      -----------       -----------      -----------
      11,796,971            420        5,208,976          798,861          286,043            (4,750)        (155,842)
     -----------    -----------      -----------      -----------      -----------       -----------      -----------
     $ 9,775,880    $   333,871      $ 4,922,467      $   830,638      $   252,342       $    18,331      $   295,301
     ===========    ===========      ===========      ===========      ===========       ===========      ===========

     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
      LARGE CAP         MID CAP          MID CAP          MID CAP          S&P 500         SMALL CAP          TOTAL
       GROWTH--          CORE--          GROWTH--         VALUE--          INDEX--          GROWTH--         RETURN--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $       251      $    49,179      $        --      $   132,962      $ 1,840,238      $        --      $ 1,463,547
         (90,293)         (91,016)        (144,563)        (197,128)      (1,943,096)         (78,270)      (1,232,769)
          (7,525)          (7,585)         (12,047)         (16,427)        (161,925)          (6,522)        (102,731)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
         (97,567)         (49,422)        (156,610)         (80,593)        (264,783)         (84,792)         128,047
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
       2,511,411          822,885        1,188,734        1,949,402       24,073,016        1,290,667       21,796,406
      (4,633,700)        (538,325)        (721,412)      (1,611,790)     (19,375,751)        (886,847)     (18,331,028)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
      (2,122,289)         284,560          467,322          337,612        4,697,265          403,820        3,465,378
              --          881,978            6,493          796,555               --          115,882               --
       2,350,787          (49,806)       1,503,781         (347,456)         718,488         (254,508)       1,366,700
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
         228,498        1,116,732        1,977,596          786,711        5,415,753          265,194        4,832,078
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
     $   130,931      $ 1,067,310      $ 1,820,986      $   706,118      $ 5,150,970      $   180,402      $ 4,960,125
     ===========      ===========      ===========      ===========      ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                                    ALGER
                                                                                   AMERICAN
                                                               MAINSTAY VP          SMALL            CALVERT
                                                                 VALUE--       CAPITALIZATION--       SOCIAL
                                                              INITIAL CLASS     CLASS O SHARES       BALANCED
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   646,036       $        --       $    94,246
  Mortality and expense risk charges........................      (666,989)         (150,022)          (64,008)
  Administrative charges....................................       (55,582)          (12,502)           (5,334)
                                                               -----------       -----------       -----------
      Net investment income (loss)..........................       (76,535)         (162,524)           24,904
                                                               -----------       -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     7,590,492         1,327,774           939,754
  Cost of investments sold..................................    (7,295,388)       (2,542,916)       (1,110,598)
                                                               -----------       -----------       -----------
      Net realized gain (loss) on investments...............       295,104        (1,215,142)         (170,844)
  Realized gain distribution received.......................            --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     2,393,659         3,198,404           362,593
                                                               -----------       -----------       -----------
      Net gain (loss) on investments........................     2,688,763         1,983,262           191,749
                                                               -----------       -----------       -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $ 2,612,228       $ 1,820,738       $   216,653
                                                               ===========       ===========       ===========

                                                                  MFS(R)
                                                                INVESTORS          MFS(R)           MFS(R)
                                                                  TRUST           RESEARCH        UTILITIES
                                                                 SERIES--         SERIES--         SERIES--
                                                              INITIAL CLASS    INITIAL CLASS    SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    10,850      $    13,623      $    29,907
  Mortality and expense risk charges........................       (23,337)         (34,391)         (94,984)
  Administrative charges....................................        (1,945)          (2,866)          (7,915)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       (14,432)         (23,634)         (72,992)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       295,673          361,573          362,854
  Cost of investments sold..................................      (333,138)        (470,849)        (261,719)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............       (37,465)        (109,276)         101,135
  Realized gain distribution received.......................            --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       164,006          312,506        1,151,950
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       126,541          203,230        1,253,085
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $   112,109      $   179,596      $ 1,180,093
                                                               ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                                                                   JANUS ASPEN
     COLONIAL SMALL                                          FIDELITY(R)                         JANUS ASPEN         SERIES
     CAP VALUE FUND      DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)         SERIES           WORLDWIDE
        VARIABLE         TECHNOLOGY            VIP             EQUITY-             VIP           BALANCED--         GROWTH--
        SERIES--          GROWTH--       CONTRAFUND(R)--      INCOME--           MID CAP        INSTITUTIONAL     INSTITUTIONAL
        CLASS B        INITIAL SHARES     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS 2       SHARES            SHARES
    ----------------------------------------------------------------------------------------------------------------------------
      $        --        $        --       $   220,558       $   498,809       $        --       $ 1,571,114       $   639,583
           (9,219)           (24,601)         (927,057)         (371,349)         (106,000)         (837,756)         (569,313)
             (768)            (2,050)          (77,255)          (30,946)           (8,833)          (69,813)          (47,443)
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
           (9,987)           (26,651)         (783,754)           96,514          (114,833)          663,545            22,827
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
          118,414            685,495         4,957,942         3,121,883           735,237        11,383,589        10,597,130
         (111,476)          (636,639)       (3,760,257)       (3,060,284)         (549,738)      (11,459,139)      (11,288,972)
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
            6,938             48,856         1,197,685            61,599           185,499           (75,550)         (691,842)
            2,245                 --            13,785         1,096,149           102,196                --                --
           83,088              5,293        11,012,026           140,295         1,379,522         3,745,490         2,511,427
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
           92,271             54,149        12,223,496         1,298,043         1,667,217         3,669,940         1,819,585
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
      $    82,284        $    27,498       $11,439,742       $ 1,394,557       $ 1,552,384       $ 4,333,485       $ 1,842,412
      ===========        ===========       ===========       ===========       ===========       ===========       ===========

                                                                                                VAN KAMPEN
       NEUBERGER                                                                                    UIF             VICTORY
        BERMAN                                             T. ROWE PRICE        VAN ECK          EMERGING             VIF
      AMT MID-CAP          ROYCE             ROYCE            EQUITY           WORLDWIDE          MARKETS         DIVERSIFIED
       GROWTH--          MICRO-CAP         SMALL-CAP          INCOME             HARD            EQUITY--           STOCK--
        CLASS S          PORTFOLIO         PORTFOLIO         PORTFOLIO          ASSETS            CLASS I       CLASS A SHARES
    ---------------------------------------------------------------------------------------------------------------------------
      $        --       $     1,320       $        --       $   342,857       $    13,189       $    36,526       $       599
           (5,159)             (850)           (2,415)         (256,369)          (80,278)         (112,777)           (9,423)
             (430)              (71)             (201)          (21,364)           (6,690)           (9,398)             (785)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
           (5,589)              399            (2,616)           65,124           (73,779)          (85,649)           (9,609)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
           65,200               629            11,250         2,105,213           625,500           984,498           163,996
          (57,614)             (540)          (10,227)       (1,852,378)         (262,071)       (1,232,396)         (145,988)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
            7,586                89             1,023           252,835           363,429          (247,898)           18,008
               --             3,989             6,719         1,046,570                --                --                --
           56,164            10,713             6,448          (775,597)        2,606,069         3,118,728            76,619
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
           63,750            14,791            14,190           523,808         2,969,498         2,870,830            94,627
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
      $    58,161       $    15,190       $    11,574       $   588,932       $ 2,895,719       $ 2,785,181       $    85,018
      ===========       ===========       ===========       ===========       ===========       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2005
and the year ended December 31, 2004

                                                               MAINSTAY VP                         MAINSTAY VP
                                                                BALANCED--                        BASIC VALUE--
                                                              SERVICE CLASS                       INITIAL CLASS
                                                             ----------------            -------------------------------
                                                                 2005(A)                     2005               2004
                                                             -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)..........................     $     12,613              $    (16,520)      $    (11,375)
    Net realized gain (loss) on investments...............            1,133                    38,940              6,702
    Realized gain distribution received...................           20,852                    44,278                 --
    Change in unrealized appreciation (depreciation) on
      investments.........................................           45,670                   103,235            411,815
                                                               ------------              ------------       ------------
      Net increase (decrease) in net assets resulting from
        operations........................................           80,268                   169,933            407,142
                                                               ------------              ------------       ------------
  Contributions and (Withdrawals):
    Payments received from policyowners...................          222,097                   173,409            229,131
    Policyowners' surrenders..............................         (187,320)                 (414,064)          (192,257)
    Policyowners' annuity and death benefits..............               --                   (23,936)           (43,065)
    Net transfers from (to) Fixed Account.................           68,560                   (45,931)            (2,456)
    Transfers between Investment Divisions................        5,357,136                   (18,152)           413,486
                                                               ------------              ------------       ------------
      Net contributions and (withdrawals).................        5,460,473                  (328,674)           404,839
                                                               ------------              ------------       ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account.............................              (14)                      206               (601)
                                                               ------------              ------------       ------------
        Increase (decrease) in net assets.................        5,540,727                  (158,535)           811,380
NET ASSETS:
    Beginning of year.....................................               --                 4,459,967          3,648,587
                                                               ------------              ------------       ------------
    End of year...........................................     $  5,540,727              $  4,301,432       $  4,459,967
                                                               ============              ============       ============


                                                                                                      MAINSTAY VP
                                                                      MAINSTAY VP                      DEVELOPING
                                                                     CONVERTIBLE--                      GROWTH--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $     31,777    $    102,816    $    (33,701)   $    (36,014)
    Net realized gain (loss) on investments................       (396,593)       (732,213)        (50,713)       (279,509)
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................      1,195,454       1,378,321         336,756         406,638
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        830,638         748,924         252,342          91,115
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        674,103         874,521         137,320         135,837
    Policyowners' surrenders...............................     (1,561,201)     (1,794,954)       (216,836)       (304,502)
    Policyowners' annuity and death benefits...............       (106,146)        (69,705)         (5,681)           (625)
    Net transfers from (to) Fixed Account..................       (153,607)       (328,085)        (61,759)        (20,136)
    Transfers between Investment Divisions.................     (1,056,332)        898,165        (162,157)         54,162
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................     (2,203,183)       (420,058)       (309,113)       (135,264)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................           (834)         (2,720)            107            (316)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................     (1,373,379)        326,146         (56,664)        (44,465)
NET ASSETS:
    Beginning of year......................................     17,986,717      17,660,571       2,731,498       2,775,963
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $ 16,613,338    $ 17,986,717    $  2,674,834    $  2,731,498
                                                              ============    ============    ============    ============

(a) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

            MAINSTAY VP                   MAINSTAY VP                                                 MAINSTAY VP
              BOND--                CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--
           INITIAL CLASS                 INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $    532,378   $    710,816   $ (2,021,091)  $ (1,905,957)  $    333,451   $   (133,151)  $   (286,509)  $     64,981
         326,835        356,105      6,714,050      4,911,236           (716)          (446)       296,364     (1,457,353)
              --        349,389             --             --             --             --        958,013             --
        (592,633)      (483,439)     5,082,921      1,309,915          1,136           (269)     3,954,599      9,291,257
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         266,580        932,871      9,775,880      4,315,194        333,871       (133,866)     4,922,467      7,898,885
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,093,134      1,128,563      5,659,912      7,324,107      1,881,248      2,105,511      2,529,938      3,367,135
      (4,255,912)    (4,222,415)   (19,357,404)   (17,368,672)    (4,625,005)    (5,784,207)    (9,633,654)    (7,211,667)
         (76,513)      (416,912)      (352,376)      (447,195)      (229,954)       (21,599)      (306,204)      (404,422)
        (309,891)      (529,555)    (1,640,603)    (1,466,276)    (1,582,920)    (2,034,515)      (979,993)      (620,714)
        (427,401)    (2,990,282)   (17,183,995)    (8,473,544)      (126,092)    (2,144,404)    (5,417,981)    (2,745,579)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,976,583)    (7,030,601)   (32,874,466)   (20,431,580)    (4,682,723)    (7,879,214)   (13,807,894)    (7,615,247)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,362)        (4,000)        12,305         (2,490)        (1,579)          (583)         5,879        (13,962)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,711,365)    (6,101,730)   (23,086,281)   (16,118,876)    (4,350,431)    (8,013,663)    (8,879,548)       269,676
      32,506,870     38,608,600    174,656,028    190,774,904     23,988,068     32,001,731     89,867,997     89,598,321
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 28,795,505   $ 32,506,870   $151,569,747   $174,656,028   $ 19,637,637   $ 23,988,068   $ 80,988,449   $ 89,867,997
    ============   ============   ============   ============   ============   ============   ============   ============


                                                            MAINSTAY VP
      MAINSTAY VP             MAINSTAY VP                   HIGH YIELD                    MAINSTAY VP
    FLOATING RATE--          GOVERNMENT--                CORPORATE BOND--              INCOME & GROWTH--
     SERVICE CLASS           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------   ---------------------------   ---------------------------   ---------------------------
        2005(b)           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------
     $     23,081     $    451,143   $    814,422   $  4,841,998   $  6,338,563   $    (10,310)  $     26,233
              720           79,220        393,490     (2,919,802)    (2,292,245)        (7,460)       (61,362)
               --               --             --             --             --             --             --
           (5,470)        (235,062)      (548,027)      (227,509)     7,883,693        215,118        644,329
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
           18,331          295,301        659,885      1,694,687     11,930,011        197,348        609,200
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
          235,510        1,067,425      1,247,444      4,369,849      3,540,778        219,614        273,510
         (124,434)      (4,178,058)    (4,558,498)   (12,998,111)   (10,594,705)      (632,379)      (399,406)
               --         (201,559)      (135,456)      (598,065)      (822,842)       (28,036)       (10,836)
           28,863         (314,731)      (918,286)    (1,594,747)    (1,510,663)       (12,493)       (70,045)
        1,851,356       (1,375,373)    (6,106,334)      (515,938)     5,918,067        138,796        312,022
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
        1,991,295       (5,002,296)   (10,471,130)   (11,337,012)    (3,469,365)      (314,498)       105,245
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
              (43)          (1,563)        (2,925)        (2,632)       (40,720)           716         (1,165)
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
        2,009,583       (4,708,558)    (9,814,170)    (9,644,957)     8,419,926       (116,434)       713,280
               --       30,204,574     40,018,744    116,727,237    108,307,311      6,092,281      5,379,001
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
     $  2,009,583     $ 25,496,016   $ 30,204,574   $107,082,280   $116,727,237   $  5,975,847   $  6,092,281
     ============     ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005
and the year ended December 31, 2004

                                                                      MAINSTAY VP                     MAINSTAY VP
                                                                 INTERNATIONAL EQUITY--            LARGE CAP GROWTH--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $     79,663    $    (21,653)   $    (97,567)   $   (102,379)
    Net realized gain (loss) on investments................        130,838         115,932      (2,122,289)     (1,424,540)
    Realized gain distribution received....................        659,166              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................        129,919       1,461,437       2,350,787       1,106,327
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        999,586       1,555,716         130,931        (420,592)
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        828,085         461,654         469,793         603,511
    Policyowners' surrenders...............................     (1,152,777)       (802,127)       (836,353)       (606,738)
    Policyowners' annuity and death benefits...............        (33,657)        (21,288)        (43,896)        (24,646)
    Net transfers from (to) Fixed Account..................        (46,299)        (43,278)       (104,180)        (54,323)
    Transfers between Investment Divisions.................      4,116,490       2,547,811      (1,426,759)       (850,116)
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................      3,711,842       2,142,772      (1,941,395)       (932,312)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            (13)         (3,901)          1,508             978
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................      4,711,415       3,694,587      (1,808,956)     (1,351,926)
NET ASSETS:
    Beginning of year......................................     11,841,505       8,146,918       9,042,906      10,394,832
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $ 16,552,920    $ 11,841,505    $  7,233,950    $  9,042,906
                                                              ============    ============    ============    ============


                                                                      MAINSTAY VP
                                                                       SMALL CAP                      MAINSTAY VP
                                                                        GROWTH--                     TOTAL RETURN--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (84,792)   $    (74,531)   $    128,047    $    394,726
    Net realized gain (loss) on investments................        403,820          42,521       3,465,378       2,691,118
    Realized gain distribution received....................        115,882              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (254,508)        493,982       1,366,700       2,348,082
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        180,402         461,972       4,960,125       5,433,926
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        371,274         362,917       2,718,282       3,238,904
    Policyowners' surrenders...............................       (575,156)       (482,886)    (14,262,062)    (12,175,478)
    Policyowners' annuity and death benefits...............        (35,333)             --        (436,452)       (480,848)
    Net transfers from (to) Fixed Account..................       (137,373)        (58,126)     (1,119,141)     (1,184,594)
    Transfers between Investment Divisions.................        466,082       1,378,806      (7,222,422)     (4,011,642)
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................         89,494       1,200,711     (20,321,795)    (14,613,658)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................          1,552            (964)          2,701         (13,202)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................        271,448       1,661,719     (15,358,969)     (9,192,934)
NET ASSETS:
    Beginning of year......................................      6,432,222       4,770,503     112,660,541     121,853,475
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  6,703,670    $  6,432,222    $ 97,301,572    $112,660,541
                                                              ============    ============    ============    ============

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              MID CAP                       MID CAP                       MID CAP                       S&P 500
              CORE--                       GROWTH--                       VALUE--                       INDEX--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $    (49,422)  $    (28,471)  $   (156,610)  $    (95,396)  $    (80,593)  $    (28,414)  $   (264,783)  $    400,825
         284,560         46,757        467,322        196,414        337,612         31,560      4,697,265      4,231,274
         881,978        115,908          6,493             --        796,555        114,505             --             --
         (49,806)       735,759      1,503,781      1,424,837       (347,456)     1,561,438        718,488     10,042,552
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,067,310        869,953      1,820,986      1,525,855        706,118      1,679,089      5,150,970     14,674,651
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         419,156        295,932        784,296        481,044      1,113,246        746,434      5,483,042      6,523,498
        (886,951)      (352,699)    (1,201,081)      (538,270)    (1,717,106)      (811,031)   (17,338,804)   (15,702,655)
         (16,560)        (3,632)       (71,782)        (1,186)       (17,859)       (60,934)      (381,410)      (885,654)
        (120,253)        (1,771)      (123,875)       (32,135)      (173,690)        19,169     (1,815,373)    (1,127,386)
       3,382,164      2,016,421      3,658,233      3,214,660      4,238,623      3,650,006     (7,495,363)      (752,021)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,777,556      1,954,251      3,045,791      3,124,113      3,443,214      3,543,644    (21,547,908)   (11,944,218)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (952)        (1,932)        (1,009)        (2,611)         1,020         (4,175)        15,381        (23,922)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,843,914      2,822,272      4,865,768      4,647,357      4,150,352      5,218,558    (16,381,557)     2,706,511
       5,627,787      2,805,515      9,572,239      4,924,882     13,348,330      8,129,772    173,793,096    171,086,585
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  9,471,701   $  5,627,787   $ 14,438,007   $  9,572,239   $ 17,498,682   $ 13,348,330   $157,411,539   $173,793,096
    ============   ============   ============   ============   ============   ============   ============   ============

                                                                                                       COLONIAL
                                                                                                       SMALL CAP
            MAINSTAY VP                 ALGER AMERICAN                    CALVERT                     VALUE FUND,
              VALUE--               SMALL CAPITALIZATION--                SOCIAL                   VARIABLE SERIES--
           INITIAL CLASS                CLASS O SHARES                   BALANCED                       CLASS B
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005         2004(a)
    ---------------------------------------------------------------------------------------------------------------------
    $    (76,535)  $    (95,408)  $   (162,524)  $   (147,824)  $     24,904   $     21,676   $     (9,987)  $         50
         295,104       (364,851)    (1,215,142)    (3,531,248)      (170,844)      (115,955)         6,938             --
              --             --             --             --             --             --          2,245            435
       2,393,659      5,753,869      3,198,404      5,269,168        362,593        454,868         83,088              3
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,612,228      5,293,610      1,820,738      1,590,096        216,653        360,589         82,284            488
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,866,536      1,976,396        551,578        646,820        207,779        270,807         66,918             29
      (5,901,195)    (4,744,075)      (918,088)      (883,861)      (387,491)      (287,836)       (72,900)            --
        (257,912)      (127,489)       (24,519)       (19,191)       (30,939)        (4,754)            --             --
        (376,725)      (363,426)       (77,046)       (14,528)       (32,777)       (27,979)         1,216             --
      (1,391,565)      (236,744)       343,012        165,799       (228,010)        (5,759)     1,529,545         22,124
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (6,060,861)    (3,495,338)      (125,063)      (104,961)      (471,438)       (55,521)     1,524,779         22,153
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           2,673         (9,741)        (1,418)        (4,511)            20           (800)          (110)            --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,445,960)     1,788,531      1,694,257      1,480,624       (254,765)       304,268      1,606,953         22,641
      58,043,245     56,254,714     12,222,408     10,741,784      5,584,119      5,279,851         22,641             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 54,597,285   $ 58,043,245   $ 13,916,665   $ 12,222,408   $  5,329,354   $  5,584,119   $  1,629,594   $     22,641
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005
and the year ended December 31, 2004

                                                                       DREYFUS IP                     FIDELITY(R)
                                                                       TECHNOLOGY                         VIP
                                                                        GROWTH--                    CONTRAFUND(R)--
                                                                     INITIAL SHARES                  INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (26,651)   $    (34,335)   $   (783,754)   $   (654,352)
    Net realized gain (loss) on investments................         48,856         218,345       1,197,685         905,801
    Realized gain distribution received....................             --              --          13,785              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................          5,293        (251,866)     11,012,026       8,808,037
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................         27,498         (67,856)     11,439,742       9,059,486
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        106,128         223,924       3,125,135       2,708,891
    Policyowners' surrenders...............................       (117,751)       (306,612)     (6,580,167)     (5,544,181)
    Policyowners' annuity and death benefits...............        (19,462)         (2,003)       (276,182)       (167,645)
    Net transfers from (to) Fixed Account..................        (44,279)        (16,129)       (441,771)       (392,004)
    Transfers between Investment Divisions.................       (322,667)         59,195       4,230,758       2,588,782
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................       (398,031)        (41,625)         57,773        (806,157)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            514              41         (12,417)        (21,438)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................       (370,019)       (109,440)     11,485,098       8,231,891
NET ASSETS:
    Beginning of year......................................      2,469,912       2,579,352      73,366,778      65,134,887
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  2,099,893    $  2,469,912    $ 84,851,876    $ 73,366,778
                                                              ============    ============    ============    ============

                                                                         MFS(R)
                                                                       INVESTORS                         MFS(R)
                                                                     TRUST SERIES--                RESEARCH SERIES--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (14,432)   $    (12,618)   $    (23,634)   $     (6,068)
    Net realized gain (loss) on investments................        (37,465)        (58,019)       (109,276)       (190,864)
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................        164,006         250,626         312,506         559,420
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        112,109         179,989         179,596         362,488
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................         91,364          89,377          94,888         135,811
    Policyowners' surrenders...............................       (204,938)       (163,854)       (156,226)       (131,891)
    Policyowners' annuity and death benefits...............             --         (20,525)         (4,220)        (37,776)
    Net transfers from (to) Fixed Account..................        (13,162)         (1,865)        (17,656)          2,619
    Transfers between Investment Divisions.................          5,102          (5,254)        (62,704)         51,242
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................       (121,634)       (102,121)       (145,918)         20,005
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance
      and Annuity Corporation charges retained by the
      Separate
      Account..............................................            (63)           (392)            (31)           (915)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................         (9,588)         77,476          33,647         381,578
NET ASSETS:
    Beginning of year......................................      1,976,639       1,899,163       2,918,117       2,536,539
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  1,967,051    $  1,976,639    $  2,951,764    $  2,918,117
                                                              ============    ============    ============    ============

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period May 23, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period May 13, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                                                      JANUS ASPEN
            FIDELITY(R)                   FIDELITY(R)                   JANUS ASPEN                     SERIES
                VIP                           VIP                         SERIES                       WORLDWIDE
          EQUITY-INCOME--                  MID CAP--                    BALANCED--                     GROWTH--
           INITIAL CLASS                SERVICE CLASS 2            INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $     96,514   $     62,638   $   (114,833)  $    (26,362)  $    663,545   $    688,126   $     22,827   $   (166,256)
          61,599       (178,394)       185,499         25,946        (75,550)        23,228       (691,842)    (1,080,137)
       1,096,149        104,658        102,196             --             --             --             --             --
         140,295      2,844,717      1,379,522        610,624      3,745,490      4,330,871      2,511,427      2,886,916
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,394,557      2,833,619      1,552,384        610,208      4,333,485      5,042,225      1,842,412      1,640,523
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,366,357      1,247,553        798,225        262,894      2,940,578      3,462,079      1,945,494      2,625,567
      (2,589,464)    (2,218,517)      (585,081)      (184,208)    (6,274,223)    (5,733,290)    (4,674,525)    (4,206,857)
        (155,410)      (131,196)            --             --       (154,650)      (181,411)      (162,296)      (145,251)
        (258,695)      (172,582)        (6,118)        43,568       (539,773)      (817,918)      (437,244)      (329,102)
         951,256      1,583,970      4,661,706      4,011,466     (6,127,387)    (4,672,953)    (6,567,102)    (4,809,603)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (685,956)       309,228      4,868,732      4,133,720    (10,155,455)    (7,943,493)    (9,895,673)    (6,865,246)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           1,858         (4,602)        (2,202)        (1,086)        (1,929)       (12,855)         4,146        (12,190)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         710,459      3,138,245      6,418,914      4,742,842     (5,823,899)    (2,914,123)    (8,049,115)    (5,236,913)
      30,977,122     27,838,877      5,080,449        337,607     74,450,579     77,364,702     53,466,586     58,703,499
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 31,687,581   $ 30,977,122   $ 11,499,363   $  5,080,449   $ 68,626,680   $ 74,450,579   $ 45,417,471   $ 53,466,586
    ============   ============   ============   ============   ============   ============   ============   ============

                                           NEUBERGER
                                            BERMAN
              MFS(R)                      AMT MID-CAP              ROYCE          ROYCE
        UTILITIES SERIES--                 GROWTH--              MICRO-CAP      SMALL-CAP
           SERVICE CLASS                    CLASS S              PORTFOLIO      PORTFOLIO
    ---------------------------   ---------------------------   ------------   ------------
        2005         2004(A)          2005         2004(A)        2005(B)        2005(C)
    ---------------------------------------------------------------------------------------
    $    (72,992)  $     (5,065)  $     (5,589)  $       (756)  $        399   $     (2,616)
         101,135            758          7,586           (611)            89          1,023
              --             --             --             --          3,989          6,719
       1,151,950        204,194         56,164         20,143         10,713          6,448
    ------------   ------------   ------------   ------------   ------------   ------------
       1,180,093        199,887         58,161         18,776         15,190         11,574
    ------------   ------------   ------------   ------------   ------------   ------------
         801,045         59,203         27,081         12,290         10,005         21,593
        (632,579)       (28,272)        (7,107)          (106)          (602)        (7,900)
         (53,884)            --             --             --             --             --
          49,409         28,712         (2,440)         1,954            792          2,228
       9,743,996      1,883,818        252,018        215,078        285,721        656,922
    ------------   ------------   ------------   ------------   ------------   ------------
       9,907,987      1,943,461        269,552        229,216        295,916        672,843
    ------------   ------------   ------------   ------------   ------------   ------------
          (1,490)          (292)           (55)           (35)           (18)            (7)
    ------------   ------------   ------------   ------------   ------------   ------------
      11,086,590      2,143,056        327,658        247,957        311,088        684,410
       2,143,056             --        247,957             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 13,229,646   $  2,143,056   $    575,615   $    247,957   $    311,088   $    684,410
    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005
and the year ended December 31, 2004


                                                                     T. ROWE PRICE                      VAN ECK
                                                                     EQUITY INCOME                     WORLDWIDE
                                                                       PORTFOLIO                      HARD ASSETS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $     65,124    $     55,313    $    (73,779)   $    (21,593)
    Net realized gain (loss) on investments................        252,835          40,448         363,429         167,191
    Realized gain distribution received....................      1,046,570         390,077              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (775,597)      1,600,929       2,606,069         353,351
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        588,932       2,086,767       2,895,719         498,949
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................      1,347,443         844,888         421,265          98,036
    Policyowners' surrenders...............................     (2,468,192)     (1,003,719)       (420,968)       (228,144)
    Policyowners' annuity and death benefits...............        (94,928)        (84,607)         (4,502)             --
    Net transfers from (to) Fixed Account..................       (147,174)       (112,913)        (20,485)        (11,598)
    Transfers between Investment Divisions.................      4,186,493       4,775,494       4,859,113       1,335,531
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................      2,823,642       4,419,143       4,834,423       1,193,825
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................          1,712          (3,765)         (5,275)         (1,398)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................      3,414,286       6,502,145       7,724,867       1,691,376
NET ASSETS:
    Beginning of year......................................     19,083,221      12,581,076       3,241,758       1,550,382
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $ 22,497,507    $ 19,083,221    $ 10,966,625    $  3,241,758
                                                              ============    ============    ============    ============

                                                                       VAN KAMPEN                     VICTORY VIF
                                                                          UIF                         DIVERSIFIED
                                                                    EMERGING MARKETS                    STOCK--
                                                                    EQUITY--CLASS I                  CLASS A SHARES
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005          2004(a)
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (85,649)   $    (44,774)   $     (9,609)   $        526
    Net realized gain (loss) on investments................       (247,898)       (493,439)         18,008             394
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................      3,118,728       1,963,388          76,619          13,157
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................      2,785,181       1,425,175          85,018          14,077
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        505,581         350,743          44,391           6,495
    Policyowners' surrenders...............................       (896,327)       (615,909)        (64,717)         (9,558)
    Policyowners' annuity and death benefits...............         (4,094)        (10,367)             --              --
    Net transfers from (to) Fixed Account..................        (52,252)        (29,549)         16,487             175
    Transfers between Investment Divisions.................      1,324,753         452,972         888,124         255,331
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................        877,661         147,890         884,285         252,443
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................         (3,400)         (4,768)            (88)            (17)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................     (3,659,442)      1,568,297         969,215         266,503
NET ASSETS:
    Beginning of year......................................      8,335,018       6,766,721         266,503              --
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $ 11,994,460    $  8,335,018    $  1,235,718    $    266,503
                                                              ============    ============    ============    ============

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Sales of these policies were discontinued effective May 10, 2002.

    The assets of Separate Account-I and Separate Account-II, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Lord, Abbett & Co. LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    The following Investment Divisions, with their respective fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Balanced--Service Class
MainStay VP Basic Value(1)--Initial Class
MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock(2)--Initial Class
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth(3)--Initial Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP Income & Growth(4)--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth(5)--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value(6)--Initial Class
MainStay VP S&P 500 Index(7)--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
Victory VIF Diversified Stock--Class A Shares

(1) Formerly known as MainStay VP Dreyfus Large Company Value--Initial Class

(2) Formerly known as MainStay VP Growth Equity--Initial Class

(3) Formerly known as MainStay VP Lord Abbett Developing Growth--Initial Class

(4) Formerly known as MainStay VP American Century Income & Growth--Initial
    Class

(5) Formerly known as MainStay VP Growth--Initial Class

(6) Formerly known as MainStay VP Equity Income--Initial Class

(7) Formerly known as MainStay VP Indexed Equity--Initial Class

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

    Initial premium payments were allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Subsequent, premium payments are allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner's instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC subject to certain restrictions.

    No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

    Beginning in 2005, the amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflects transactions that occurred on the last business day of 2005. These amounts held as cash by NYLIAC, will be deposited into the investment divisions in accordance with the policyowners' instructions, on the first business day of 2006.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2005, the investments of Separate Account-I and Separate Account-II are as follows:


                                                            MAINSTAY VP            MAINSTAY VP            MAINSTAY VP
                                                             BALANCED--           BASIC VALUE--              BOND--
                                                          SERVICE CLASS(A)        INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................             386                    223                  2,131
Identified cost.......................................        $  3,992               $  2,208               $ 28,935
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................             531                    372                  2,191
Identified cost.......................................        $  5,504               $  3,810               $ 29,673


                                                            MAINSTAY VP            MAINSTAY VP            MAINSTAY VP
                                                             HIGH YIELD              INCOME &            INTERNATIONAL
                                                          CORPORATE BOND--           GROWTH--               EQUITY--
                                                           INITIAL CLASS          INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................          14,048                    421                  1,037
Identified cost.......................................        $126,097               $  4,348               $ 12,987
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................          11,199                    505                  1,153
Identified cost.......................................        $103,906               $  5,508               $ 14,688

  Investment activity for the year ended December 31, 2005, was as follows:


                                                            MAINSTAY VP            MAINSTAY VP            MAINSTAY VP
                                                             BALANCED--           BASIC VALUE--              BOND--
                                                          SERVICE CLASS(A)        INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $  4,151               $    143               $  1,730
Proceeds from sales...................................             165                  1,115                  6,195
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $  5,578               $    474               $  2,079
Proceeds from sales...................................              75                    776                  5,588


                                                            MAINSTAY VP            MAINSTAY VP            MAINSTAY VP
                                                             HIGH YIELD              INCOME &            INTERNATIONAL
                                                          CORPORATE BOND--           GROWTH--               EQUITY--
                                                           INITIAL CLASS          INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $ 10,543               $  1,316               $  3,697
Proceeds from sales...................................          29,306                  1,828                  1,912
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $  9,079               $    636               $  5,183
Proceeds from sales...................................          15,630                    961                    720

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


      MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        CAPITAL         MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING          FLOATING         MAINSTAY VP
    APPRECIATION--         CASH             STOCK--        CONVERTIBLE--       GROWTH--            RATE--         GOVERNMENT--
     INITIAL CLASS      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS(B)    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
          4,984            16,086             3,005             1,517               213                290             2,598
       $151,216          $ 16,086          $ 73,984          $ 15,762          $  1,791           $  2,882          $ 28,651
          6,523            19,434             3,759             1,409               264                202             2,429
       $178,321          $ 19,434          $ 91,000          $ 14,756          $  2,126           $  2,011          $ 26,721


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       LARGE CAP          MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP           TOTAL
       GROWTH--           CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--          RETURN--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
            437               635               941             1,250             4,879               479             4,899
       $  5,569          $  7,662          $  9,665          $ 13,633          $120,867          $  4,644          $ 91,996
            627               692             1,065             1,423             6,254               604             5,584
       $  8,110          $  8,360          $ 10,965          $ 15,560          $152,691          $  5,850          $102,592


      MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        CAPITAL         MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING          FLOATING         MAINSTAY VP
    APPRECIATION--         CASH             STOCK--        CONVERTIBLE--       GROWTH--            RATE--         GOVERNMENT--
     INITIAL CLASS      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS(B)    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $     81          $  6,637          $  1,578          $    737          $    340           $  3,170          $  1,381
         32,916             9,434            13,965             4,765               504                289             7,760
       $     59          $  4,833          $  2,009          $    824          $     20           $  2,603          $  1,932
         35,021             9,471            15,166             3,001               549                593             6,495


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       LARGE CAP          MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP           TOTAL
       GROWTH--           CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--          RETURN--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $    275          $  3,497          $  3,162          $  4,817          $  1,945          $    792          $  1,515
          1,830               825             1,597             2,267            26,821             1,338            22,429
       $    467          $  4,443          $  4,088          $  6,119          $  2,245          $  1,413          $  1,570
          2,511               823             1,189             1,949            24,073             1,291            21,796

--------------------------------------------------------------------------------


                                                                                      ALGER
                                                                                     AMERICAN
                                                            MAINSTAY VP               SMALL                 CALVERT
                                                              VALUE--            CAPITALIZATION--            SOCIAL
                                                           INITIAL CLASS          CLASS O SHARES            BALANCED
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................           2,639                    430                  1,338
Identified cost.......................................        $ 39,984               $  9,583               $  2,388
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................           3,168                    590                  2,751
Identified cost.......................................        $ 49,291               $ 13,729               $  5,109


                                                               MFS(R)
                                                             INVESTORS                MFS(R)                 MFS(R)
                                                           TRUST SERIES--       RESEARCH SERIES--      UTILITIES SERIES--
                                                           INITIAL CLASS          INITIAL CLASS          SERVICE CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................              69                    116                    402
Identified cost.......................................        $  1,154               $  1,745               $  8,584
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................             102                    180                    566
Identified cost.......................................        $  1,850               $  2,856               $ 11,970

                                                                                      ALGER
                                                                                     AMERICAN
                                                            MAINSTAY VP               SMALL                 CALVERT
                                                              VALUE--            CAPITALIZATION--            SOCIAL
                                                           INITIAL CLASS          CLASS O SHARES            BALANCED
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $    885               $    700               $    240
Proceeds from sales...................................           8,941                  1,960                    950
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $  1,439               $  1,043               $    490
Proceeds from sales...................................           7,590                  1,328                    940


                                                               MFS(R)
                                                             INVESTORS                MFS(R)                 MFS(R)
                                                           TRUST SERIES--       RESEARCH SERIES--      UTILITIES SERIES--
                                                           INITIAL CLASS          INITIAL CLASS          SERVICE CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $     98               $    283               $  7,694
Proceeds from sales...................................             298                    538                    892
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $    159               $    192               $ 10,289
Proceeds from sales...................................             296                    362                    363

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                                                                                    JANUS ASPEN
        COLONIAL                                              FIDELITY(R)                         JANUS ASPEN          SERIES
        SMALL CAP         DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)         SERIES           WORLDWIDE
       VALUE FUND,        TECHNOLOGY            VIP             EQUITY-             VIP           BALANCED--          GROWTH--
    VARIABLE SERIES--      GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--       INSTITUTIONAL     INSTITUTIONAL
         CLASS B        INITIAL SHARES     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS 2       SHARES             SHARES
    ------------------------------------------------------------------------------------------------------------------------------
              63                142             1,841             1,023               234             1,648              1,154
        $  1,069           $  1,214          $ 45,486          $ 23,511          $  6,654          $ 41,380           $ 52,444
              92                233             2,743             1,247               333             2,675              1,631
        $  1,550           $  2,007          $ 65,714          $ 29,139          $  9,524          $ 66,816           $ 69,028

                                                                                                 VAN KAMPEN
                                                               T. ROWE                               UIF
    NEUBERGER BERMAN                                            PRICE            VAN ECK          EMERGING
      AMT MID-CAP           ROYCE             ROYCE            EQUITY           WORLDWIDE          MARKETS           VICTORY VIF
        GROWTH--          MICRO-CAP         SMALL-CAP          INCOME             HARD            EQUITY--       DIVERSIFIED STOCK--
        CLASS S         PORTFOLIO(A)      PORTFOLIO(B)        PORTFOLIO          ASSETS            CLASS I         CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------------------
              26                25                55               783               288               625                   62
        $    462          $    302          $    524          $ 15,506          $  5,667          $  5,555             $    681
              29                25                71             1,035               399               817                  104
        $    501          $    301          $    679          $ 20,822          $  7,696          $  8,004             $  1,150

                                                                                                                    JANUS ASPEN
        COLONIAL                                              FIDELITY(R)                         JANUS ASPEN          SERIES
        SMALL CAP         DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)         SERIES           WORLDWIDE
       VALUE FUND         TECHNOLOGY            VIP             EQUITY-             VIP           BALANCED--          GROWTH--
    VARIABLE SERIES--      GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--       INSTITUTIONAL     INSTITUTIONAL
         CLASS B        INITIAL SHARES     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS 2       SHARES             SHARES
    ------------------------------------------------------------------------------------------------------------------------------
        $  1,029           $    195          $  2,433          $  2,882          $  3,710          $  1,426           $    527
             100                647             6,406             4,113             1,002            10,578             10,138
        $  1,639           $    260          $  4,260          $  3,630          $  5,618          $  1,870           $    724
             118                685             4,958             3,122               735            11,384             10,597

                                                                                                 VAN KAMPEN
                                                               T. ROWE                               UIF
    NEUBERGER BERMAN                                            PRICE            VAN ECK          EMERGING
      AMT MID-CAP           ROYCE             ROYCE            EQUITY           WORLDWIDE          MARKETS           VICTORY VIF
        GROWTH--          MICRO-CAP         SMALL-CAP          INCOME             HARD            EQUITY--       DIVERSIFIED STOCK--
        CLASS S         PORTFOLIO(A)      PORTFOLIO(B)        PORTFOLIO          ASSETS            CLASS I         CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------------------
        $    324          $    307          $    533          $  3,787          $  4,105          $  1,970             $    652
              65                 6                 9             2,330               570               913                  213
        $    330          $    301          $    690          $  6,047          $  5,486          $  1,780             $  1,042
              65                 1                11             2,105               625               984                  164

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners' surrenders in the accompanying statements of changes in net assets.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

    Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the year ended December 31, 2005 and the year ended December 31, 2004 were as follows:


                                                                      MAINSTAY VP             MAINSTAY VP
                                                                      BALANCED--             BASIC VALUE--
                                                                     SERVICE CLASS           INITIAL CLASS
                                                                     -------------         ------------------
                                                                        2005(A)            2005          2004
                                                                     ----------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued................................................              391                5            66
Units redeemed..............................................               (7)             (90)          (18)
                                                                          ---              ---           ---
  Net increase (decrease)...................................              384              (85)           48
                                                                          ===              ===           ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued................................................              547               15            61
Units redeemed..............................................              (18)             (43)          (22)
                                                                          ---              ---           ---
  Net increase (decrease)...................................              529              (28)           39
                                                                          ===              ===           ===


                                                                                           MAINSTAY VP
                                                                 MAINSTAY VP                DEVELOPING
                                                                CONVERTIBLE--                GROWTH--
                                                                INITIAL CLASS             INITIAL CLASS
                                                              -----------------         ------------------
                                                              2005         2004         2005          2004
                                                              --------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued................................................   11          163            3             7
Units redeemed..............................................  (241)        (265)        (19)          (36)
                                                              ----         ----         ---           ---
  Net increase (decrease)...................................  (230)        (102)        (16)          (29)
                                                              ====         ====         ===           ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued................................................   39          102           15            19
Units redeemed..............................................  (163)        (131)        (47)          (37)
                                                              ----         ----         ---           ---
  Net increase (decrease)...................................  (124)        (29)         (32)          (18)
                                                              ====         ====         ===           ===

(a) For the period May 2, 2005 for Separate Account-I and May 3, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                      MAINSTAY VP
     MAINSTAY VP        CAPITAL                           MAINSTAY VP
       BOND--       APPRECIATION--      MAINSTAY VP     COMMON STOCK--
    INITIAL CLASS    INITIAL CLASS    CASH MANAGEMENT    INITIAL CLASS
    -------------   ---------------   ---------------   ---------------
    2005    2004     2005     2004     2005     2004     2005     2004
    -------------------------------------------------------------------
      19      39        64      123    2,898      576      38       48
    (310)   (600)   (1,525)  (1,414)  (5,120)  (7,304)   (533)    (447)
    ----    ----    ------   ------   ------   ------    ----     ----
    (291)   (561)   (1,461)  (1,291)  (2,222)  (6,728)   (495)    (399)
    ====    ====    ======   ======   ======   ======    ====     ====
      61      68       268      355    1,408    1,581      98      141
    (297)   (490)   (1,814)  (1,361)  (5,037)  (7,499)   (630)    (460)
    ----    ----    ------   ------   ------   ------    ----     ----
    (236)   (422)   (1,546)  (1,006)  (3,629)  (5,918)   (532)    (319)
    ====    ====    ======   ======   ======   ======    ====     ====


                                         MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP      MAINSTAY VP       HIGH YIELD         INCOME &
    FLOATING RATE--   GOVERNMENT--    CORPORATE BOND--      GROWTH--
     SERVICE CLASS    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------   -------------   -----------------   -------------
        2005(b)       2005    2004      2005      2004    2005    2004
    -------------------------------------------------------------------
          296           19      33         94      519      76      47
          (11)        (413)   (889)    (1,169)    (963)   (118)    (50)
          ---         ----    ----     ------     ----    ----     ---
          285         (394)   (856)    (1,075)    (444)    (42)     (3)
          ===         ====    ====     ======     ====    ====     ===
          211           62      73        188      437      31      54
          (12)        (351)   (690)      (682)    (602)    (58)    (45)
          ---         ----    ----     ------     ----    ----     ---
          199         (289)   (617)      (494)    (165)    (27)      9
          ===         ====    ====     ======     ====    ====     ===

--------------------------------------------------------------------------------


                                                      MAINSTAY VP
                                                     INTERNATIONAL       MAINSTAY VP
                                                       EQUITY--      LARGE CAP GROWTH--
                                                     INITIAL CLASS      INITIAL CLASS
                                                     -------------   -------------------
                                                     2005    2004      2005       2004
                                                     -----------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................   186     202        10         11
Units redeemed.....................................  (122)    (81)     (136)      (153)
                                                     ----     ---      ----       ----
  Net increase (decrease)..........................    64     121      (126)      (142)
                                                     ====     ===      ====       ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................   278     191        39         49
Units redeemed.....................................   (69)    (55)     (203)      (128)
                                                     ----     ---      ----       ----
  Net increase (decrease)..........................   209     136      (164)       (79)
                                                     ====     ===      ====       ====


                                                         MAINSTAY VP         MAINSTAY VP
                                                     SMALL CAP GROWTH--    TOTAL RETURN--
                                                        INITIAL CLASS       INITIAL CLASS
                                                     -------------------   ---------------
                                                       2005       2004      2005     2004
                                                     -------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................     13         86          49      62
Units redeemed.....................................    (70)       (70)     (1,011)   (869)
                                                       ---        ---      ------    ----
  Net increase (decrease)..........................    (57)        16        (962)   (807)
                                                       ===        ===      ======    ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................     80        177         125     156
Units redeemed.....................................    (71)       (56)     (1,054)   (862)
                                                       ---        ---      ------    ----
  Net increase (decrease)..........................      9        121        (929)   (706)
                                                       ===        ===      ======    ====

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
    MID CAP CORE--    MID CAP GROWTH--    MID CAP VALUE--   S&P 500 INDEX--
     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ---------------   -----------------   ---------------   ----------------
     2005     2004     2005      2004      2005     2004    2005      2004
    ------------------------------------------------------------------------
     199      214       235       327       364      451      63       112
     (60)     (38)      (99)     (130)     (206)    (123)   (931)     (682)
     ---      ---      ----      ----      ----     ----    ----      ----
     139      176       136       197       158      328    (868)     (570)
     ===      ===      ====      ====      ====     ====    ====      ====
     274      201       352       358       435      400     195       246
     (73)     (31)     (108)      (55)     (155)     (79)   (955)     (697)
     ---      ---      ----      ----      ----     ----    ----      ----
     201      170       244       303       280      321    (760)     (451)
     ===      ===      ====      ====      ====     ====    ====      ====

                          ALGER
                        AMERICAN                          COLONIAL
     MAINSTAY VP          SMALL           CALVERT     SMALL CAP VALUE
       VALUE--      CAPITALIZATION--      SOCIAL       FUND, VARIABLE
    INITIAL CLASS    CLASS O SHARES      BALANCED     SERIES--CLASS B
    -------------   -----------------   -----------   ----------------
    2005    2004     2005      2004     2005   2004   2005    2004(a)
    ------------------------------------------------------------------
      34      65       28        23       2      2      91       13
    (418)   (361)    (138)     (160)    (40)   (25)     (2)      --
    ----    ----     ----      ----     ---    ---    ----       --
    (384)   (296)    (110)     (137)    (38)   (23)     89       13
    ====    ====     ====      ====     ===    ===    ====       ==
      89     103       83        89      11     15     153        2
    (381)   (285)     (99)     (103)    (37)   (18)     (7)      --
    ----    ----     ----      ----     ---    ---    ----       --
    (292)   (182)     (16)      (14)    (26)    (3)    146        2
    ====    ====     ====      ====     ===    ===    ====       ==

--------------------------------------------------------------------------------

                                                       DREYFUS IP        FIDELITY(R)
                                                       TECHNOLOGY            VIP
                                                        GROWTH--       CONTRAFUND(R)--
                                                     INITIAL SHARES     INITIAL CLASS
                                                     ---------------   ---------------
                                                      2005     2004     2005     2004
                                                     ---------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................      5        9      173      179
Units redeemed.....................................    (56)     (33)    (329)    (266)
                                                       ---      ---     ----     ----
  Net increase (decrease)..........................    (51)     (24)    (156)     (87)
                                                       ===      ===     ====     ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................     13       29      343      280
Units redeemed.....................................    (62)     (39)    (336)    (323)
                                                       ---      ---     ----     ----
  Net increase (decrease)..........................    (49)     (10)       7      (43)
                                                       ===      ===     ====     ====


                                                        MFS(R)
                                                       INVESTORS        MFS(R)
                                                         TRUST         RESEARCH
                                                       SERIES--        SERIES--
                                                     INITIAL CLASS   INITIAL CLASS
                                                     -------------   -------------
                                                     2005    2004    2005    2004
                                                     -----------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................     2       3      10       5
Units redeemed.....................................   (22)    (23)    (32)    (20)
                                                      ---     ---     ---     ---
  Net increase (decrease)..........................   (20)    (20)    (22)    (15)
                                                      ===     ===     ===     ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................     9      10      10      21
Units redeemed.....................................   (22)    (22)    (24)    (19)
                                                      ---     ---     ---     ---
  Net increase (decrease)..........................   (13)    (12)    (14)      2
                                                      ===     ===     ===     ===

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period May 4, 2005 for Separate Account-I and May 23, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(c) For the period June 3, 2005 for Separate Account-I and May 13, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


      FIDELITY(R)       FIDELITY(R)          JANUS ASPEN             JANUS ASPEN
          VIP               VIP                SERIES                  SERIES
    EQUITY-INCOME--      MID CAP--           BALANCED--          WORLDWIDE GROWTH--
     INITIAL CLASS    SERVICE CLASS 2   INSTITUTIONAL SHARES    INSTITUTIONAL SHARES
    ---------------   ---------------   ---------------------   ---------------------
     2005     2004     2005     2004      2005        2004        2005        2004
    ---------------------------------------------------------------------------------
       88      124      254      284        26          43          23          55
     (215)    (171)     (62)     (13)     (489)       (477)       (659)       (674)
     ----     ----     ----     ----      ----        ----        ----        ----
     (127)     (47)     192      271      (463)       (434)       (636)       (619)
     ====     ====     ====     ====      ====        ====        ====        ====
      131      171      380      346       142         178         129         178
     (168)    (152)     (39)     (15)     (631)       (588)       (779)       (650)
     ----     ----     ----     ----      ----        ----        ----        ----
      (37)      19      341      331      (489)       (410)       (650)       (472)
     ====     ====     ====     ====      ====        ====        ====        ====


                        NEUBERGER
        MFS(R)            BERMAN
       UTILITIES       AMT MID-CAP       ROYCE       ROYCE
       SERIES--          GROWTH--      MICRO-CAP   SMALL-CAP
     SERVICE CLASS       CLASS S       PORTFOLIO   PORTFOLIO
    ---------------   --------------   ---------   ---------
    2005    2004(A)   2005   2004(A)    2005(B)     2005(C)
    --------------------------------------------------------
     597       148     24      18         26          51
     (87)       (5)    (2)     --         --          (1)
    ----      ----     --      --          --          --
     510       143     22      18         26          50
    ====      ====     ==      ==          ==          ==
     777       168     25      22         26          62
     (48)       (2)    (1)     --         --          (1)
    ----      ----     --      --          --          --
     729       166     24      22         26          61
    ====      ====     ==      ==          ==          ==

--------------------------------------------------------------------------------


                                                                       VAN ECK
                                                     T. ROWE PRICE    WORLDWIDE
                                                     EQUITY INCOME      HARD
                                                       PORTFOLIO       ASSETS
                                                     -------------   -----------
                                                     2005    2004    2005   2004
                                                     ---------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................   193     270    229     61
Units redeemed.....................................  (150)   (134)   (34)    (7)
                                                     ----    ----    ---    ---
  Net increase (decrease)..........................    43     136    195     54
                                                     ====    ====    ===    ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................   395     435    294    106
Units redeemed.....................................  (193)    (94)   (23)   (18)
                                                     ----    ----    ---    ---
  Net increase (decrease)..........................   202     341    271     88
                                                     ====    ====    ===    ===


                                                     VAN KAMPEN       VICTORY
                                                         UIF            VIF
                                                      EMERGING      DIVERSIFIED
                                                       MARKETS        STOCK--
                                                      EQUITY--        CLASS A
                                                       CLASS I         SHARES
                                                     -----------   --------------
                                                     2005   2004   2005   2004(A)
                                                     ----------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................  133     16     46      22
Units redeemed.....................................  (58)   (108)   (4)     --
                                                     ---    ----    --      --
  Net increase (decrease)..........................   75    (92)    42      22
                                                     ===    ====    ==      ==
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................  127     70     86      25
Units redeemed.....................................  (69)   (61)    (6)     (1)
                                                     ---    ----    --      --
  Net increase (decrease)..........................   58      9     80      24
                                                     ===    ====    ==      ==

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2005, 2004, 2003, 2002 and 2001.

                                              MAINSTAY VP                    MAINSTAY VP
                                              BALANCED--                    BASIC VALUE--
                                             SERVICE CLASS                  INITIAL CLASS
                                             -------------   -------------------------------------------
                                                 2005         2005     2004     2003     2002      2001
                                             -----------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets................................      $4,021       $2,581   $3,468   $2,648   $ 2,073   $3,229
Units Outstanding.........................         384          216      301      253       250      296
Variable Accumulation Unit Value..........      $10.47       $12.00   $11.53   $10.49   $  8.30   $10.90
Total Return..............................        4.7%         4.1%     9.9%    26.3%    (23.9%)   (5.7%)
Investment Income Ratio...................        1.9%         0.8%     1.0%     0.9%      0.5%     0.7%
SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets................................      $5,541       $4,301   $4,460   $3,649   $ 2,693   $3,502
Units Outstanding.........................         529          354      382      343       320      317
Variable Accumulation Unit Value..........      $10.47       $12.16   $11.68   $10.63   $  8.41   $11.05
Total Return..............................        4.7%         4.1%     9.9%    26.3%    (23.9%)   (5.7%)
Investment Income Ratio...................        1.9%         0.9%     1.0%     0.9%      0.6%     0.7%

                                                               MAINSTAY VP
                                                             CASH MANAGEMENT
                                             -----------------------------------------------
                                              2005      2004      2003      2002      2001
                                             -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets................................   $16,122   $18,816   $27,888   $46,990   $52,540
Units Outstanding.........................    11,934    14,156    20,884    34,967    39,115
Variable Accumulation Unit Value..........   $  1.35   $  1.33   $  1.34   $  1.34   $  1.34
Total Return..............................      1.6%     (0.5%)    (0.6%)       --      2.5%
Investment Income Ratio...................      2.9%      0.8%      0.7%      1.3%      3.7%
SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets................................   $19,638   $23,988   $32,002   $45,521   $46,590
Units Outstanding.........................    14,418    18,047    23,965    33,873    34,686
Variable Accumulation Unit Value..........   $  1.35   $  1.33   $  1.34   $  1.34   $  1.34
Total Return..............................      1.6%     (0.5%)    (0.6%)       --      2.5%
Investment Income Ratio...................      2.9%      0.8%      0.7%      1.3%      3.7%

                                                             MAINSTAY VP
                                                         DEVELOPING GROWTH--
                                                            INITIAL CLASS
                                             -------------------------------------------
                                              2005     2004     2003     2002      2001
                                             -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets................................   $2,155   $2,097   $2,275   $ 1,150   $2,131
Units Outstanding.........................      203      219      248       171      222
Variable Accumulation Unit Value..........   $10.61   $ 9.59   $ 9.18   $  6.72   $ 9.58
Total Return..............................    10.6%     4.5%    36.7%    (29.9%)   (8.5%)
Investment Income Ratio...................       --       --       --        --       --
SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets................................   $2,675   $2,731   $2,776   $ 1,512   $2,371
Units Outstanding.........................      252      284      302       225      247
Variable Accumulation Unit Value..........   $10.63   $ 9.61   $ 9.20   $  6.73   $ 9.60
Total Return..............................    10.6%     4.5%    36.7%    (29.9%)   (8.5%)
Investment Income Ratio...................       --       --       --        --       --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

For individual division commencing during the period indicated, total return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                      MAINSTAY VP                                          MAINSTAY VP
                         BOND--                                       CAPITAL APPRECIATION--
                     INITIAL CLASS                                        INITIAL CLASS
    ------------------------------------------------   ----------------------------------------------------
     2005      2004      2003      2002       2001       2005       2004       2003       2002       2001
    -------------------------------------------------------------------------------------------------------
    $27,930   $32,655   $41,042   $46,620   $ 47,865   $115,793   $139,443   $162,444   $148,622   $260,390
      1,633     1,924     2,485     2,912      3,231      5,068      6,529      7,820      8,969     10,729
    $ 17.12   $ 16.97   $ 16.52   $ 16.01   $  14.81   $  22.85   $  21.36   $  20.77   $  16.57   $  24.27
       0.9%      2.7%      3.2%      8.1%       7.9%       7.0%       2.8%      25.4%     (31.7%)    (24.2%)
       3.0%      3.2%      3.7%      4.4%       5.7%         --       0.2%       0.2%       0.1%       0.1%
    $28,796   $32,507   $38,609   $41,985   $ 37,118   $151,570   $174,656   $190,775   $164,115   $274,149
      1,679     1,915     2,337     2,623      2,506      6,632      8,178      9,184      9,904     11,296
    $ 17.12   $ 16.97   $ 16.52   $ 16.01   $  14.81   $  22.85   $  21.36   $  20.77   $  16.57   $  24.27
       0.9%      2.7%      3.2%      8.1%       7.9%       7.0%       2.8%      25.4%     (31.7%)    (24.2%)
       3.0%      3.3%      3.8%      4.7%       5.6%         --       0.2%       0.2%       0.1%       0.1%

                      MAINSTAY VP                                          MAINSTAY VP
                     COMMON STOCK--                                       CONVERTIBLE--
                     INITIAL CLASS                                        INITIAL CLASS
    ------------------------------------------------   ----------------------------------------------------
     2005      2004      2003      2002       2001       2005       2004       2003       2002       2001
    -------------------------------------------------------------------------------------------------------
    $64,668   $73,642   $76,639   $69,575   $111,911   $ 17,837   $ 21,042   $ 21,812   $ 15,632   $ 18,165
      2,370     2,865     3,264     3,696      4,445        961      1,191      1,293      1,118      1,181
    $ 27.32   $ 25.70   $ 23.48   $ 18.82   $  25.17   $  18.60   $  17.67   $  16.87   $  13.99   $  15.39
       6.3%      9.5%     24.7%    (25.2%)    (18.2%)      5.2%       4.7%      20.7%      (9.1%)     (3.4%)
       0.9%      1.3%      1.0%      0.8%       0.6%       1.5%       1.7%       2.5%       2.7%       3.6%
    $80,988   $89,868   $89,598   $76,672   $115,917   $ 16,613   $ 17,987   $ 17,661   $ 12,721   $ 14,279
      2,965     3,497     3,816     4,073      4,605        896      1,020      1,049        912        931
    $ 27.32   $ 25.70   $ 23.48   $ 18.82   $  25.17   $  18.55   $  17.63   $  16.83   $  13.95   $  15.34
       6.3%      9.5%     24.7%    (25.2%)    (18.2%)      5.2%       4.7%      20.7%      (9.1%)     (3.4%)
       1.0%      1.4%      1.1%      0.9%       0.6%       1.5%       1.9%       2.6%       2.7%       3.6%

                                                                                            MAINSTAY VP
      MAINSTAY VP                       MAINSTAY VP                                          HIGH YIELD
    FLOATING RATE--                    GOVERNMENT--                                       CORPORATE BOND--
     SERVICE CLASS                     INITIAL CLASS                                       INITIAL CLASS
    ---------------   -----------------------------------------------   ----------------------------------------------------
         2005          2005      2004      2003      2002      2001       2005       2004       2003       2002       2001
    ------------------------------------------------------------------------------------------------------------------------
    $2,880            $27,258   $33,768   $47,553   $69,501   $51,150   $134,047   $156,942   $150,241   $104,452   $122,288
       285              1,569     1,963     2,819     4,144     3,307      5,729      6,804      7,248      6,783      7,999
    $10.10            $ 17.38   $ 17.20   $ 16.87   $ 16.77   $ 15.47   $  23.44   $  23.07   $  20.73   $  15.40   $  15.29
      1.0%               1.1%      2.0%      0.6%      8.4%      5.3%       1.6%      11.3%      34.6%       0.7%       3.6%
      4.8%               2.8%      3.6%      3.5%      3.4%      4.4%       5.4%       6.9%       7.9%       9.5%      10.8%
    $2,010            $25,496   $30,205   $40,019   $52,350   $34,663   $107,082   $116,727   $108,307   $ 75,161   $ 81,685
       199              1,467     1,756     2,373     3,121     2,241      4,572      5,066      5,231      4,886      5,349
    $10.10            $ 17.38   $ 17.20   $ 16.87   $ 16.77   $ 15.47   $  23.41   $  23.04   $  20.71   $  15.38   $  15.27
      1.0%               1.1%      2.0%      0.6%      8.4%      5.3%       1.6%      11.3%      34.6%       0.7%       3.6%
      4.7%               2.9%      3.7%      3.8%      3.6%      4.4%       5.6%       7.0%       7.8%       9.9%      10.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                        INCOME & GROWTH--
                                                                          INITIAL CLASS
                                                           -------------------------------------------
                                                            2005     2004     2003     2002      2001
                                                           -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $4,996   $5,309   $4,797   $ 3,770   $5,537
Units Outstanding.......................................      419      461      464       463      540
Variable Accumulation Unit Value........................   $11.89   $11.51   $10.35   $  8.15   $10.25
Total Return............................................     3.4%    11.2%    27.0%    (20.6%)   (9.7%)
Investment Income Ratio.................................     1.1%     1.7%     1.5%      1.0%     0.8%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $5,976   $6,092   $5,379   $ 4,026   $5,449
Units Outstanding.......................................      502      529      520       494      531
Variable Accumulation Unit Value........................   $11.89   $11.51   $10.35   $  8.15   $10.25
Total Return............................................     3.4%    11.2%    27.0%    (20.6%)   (9.7%)
Investment Income Ratio.................................     1.1%     1.8%     1.5%      1.0%     0.8%

                                                                           MAINSTAY VP
                                                                             MID CAP
                                                                             CORE--
                                                                          INITIAL CLASS
                                                           -------------------------------------------
                                                            2005     2004     2003     2002      2001
                                                           -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $8,693   $5,763   $2,859   $ 1,250   $  388
Units Outstanding.......................................      577      438      262       153       41
Variable Accumulation Unit Value........................   $15.06   $13.16   $10.91   $  8.16   $ 9.49
Total Return............................................    14.4%    20.6%    33.7%    (14.1%)   (5.1%)
Investment Income Ratio.................................     0.6%     0.6%     0.6%      0.4%     0.6%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $9,472   $5,628   $2,806   $ 1,381   $  227
Units Outstanding.......................................      628      427      257       169       24
Variable Accumulation Unit Value........................   $15.08   $13.19   $10.93   $  8.17   $ 9.51
Total Return............................................    14.4%    20.6%    33.7%    (14.1%)   (4.9%)
Investment Income Ratio.................................     0.6%     0.6%     0.6%      0.4%     0.7%

                                                                               MAINSTAY VP
                                                                                 S&P 500
                                                                                 INDEX--
                                                                              INITIAL CLASS
                                                           ----------------------------------------------------
                                                             2005       2004       2003       2002       2001
                                                           ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $122,733   $143,383   $146,296   $127,742   $198,864
Units Outstanding.......................................      4,183      5,051      5,621      6,211      7,423
Variable Accumulation Unit Value........................   $  29.36   $  28.39   $  26.03   $  20.57   $  26.79
Total Return............................................       3.4%       9.1%      26.5%     (23.2%)    (13.2%)
Investment Income Ratio.................................       1.1%       1.5%       1.3%       1.2%       0.9%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $157,412   $173,793   $171,087   $142,842   $209,565
Units Outstanding.......................................      5,363      6,123      6,574      6,945      7,823
Variable Accumulation Unit Value........................   $  29.36   $  28.39   $  26.03   $  20.57   $  26.79
Total Return............................................       3.4%       9.1%      26.5%     (23.2%)    (13.2%)
Investment Income Ratio.................................       1.1%       1.5%       1.3%       1.2%       1.0%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

For individual division commencing during the period indicated, total return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                     MAINSTAY VP                                         MAINSTAY VP
                    INTERNATIONAL                                         LARGE CAP
                       EQUITY--                                           GROWTH--
                    INITIAL CLASS                                       INITIAL CLASS
    ----------------------------------------------   ---------------------------------------------------
     2005      2004      2003     2002      2001      2005       2004       2003       2002       2001
    ----------------------------------------------------------------------------------------------------
    $14,883   $12,832   $9,245   $ 6,847   $ 7,779   $ 5,043   $  6,446   $  8,487   $  7,167   $ 13,064
        792       728      607       577       619       400        526        668        713        921
    $ 18.79   $ 17.63   $15.22   $ 11.86   $ 12.57   $ 12.62   $  12.25   $  12.71   $  10.05   $  14.18
       6.6%     15.8%    28.3%     (5.6%)   (15.1%)     3.0%      (3.6%)     26.4%     (29.1%)    (17.6%)
       1.7%      1.0%     2.0%      1.3%      1.3%        --       0.2%       0.2%       0.1%         --
    $16,553   $11,842   $8,147   $ 6,192   $ 6,335   $ 7,234   $  9,043   $ 10,395   $  8,264   $ 14,072
        880       671      535       522       504       568        732        811        815        983
    $ 18.80   $ 17.64   $15.23   $ 11.87   $ 12.58   $ 12.73   $  12.36   $  12.82   $  10.14   $  14.31
       6.6%     15.8%    28.3%     (5.6%)   (15.1%)     3.0%      (3.6%)     26.4%     (29.1%)    (17.8%)
       1.9%      1.1%     2.0%      1.4%      1.3%        --       0.2%       0.2%       0.1%         --

                     MAINSTAY VP                                         MAINSTAY VP
                       MID CAP                                             MID CAP
                       GROWTH--                                            VALUE--
                    INITIAL CLASS                                       INITIAL CLASS
    ----------------------------------------------   ---------------------------------------------------
     2005      2004      2003     2002      2001      2005       2004       2003       2002       2001
    ----------------------------------------------------------------------------------------------------
    $12,740   $ 9,433   $5,892   $   682   $   278   $15,360   $ 12,782   $  7,511   $  5,089   $  2,564
        942       806      609       101        29     1,190      1,032        704        607        258
    $ 13.53   $ 11.70   $ 9.67   $  6.77   $  9.60   $ 12.92   $  12.38   $  10.67   $   8.38   $   9.94
      15.6%     21.0%    42.9%    (29.5%)    (4.0%)     4.3%      16.0%      27.3%     (15.7%)     (0.6%)
       0.1%        --       --        --        --      0.8%       1.0%       1.2%       1.1%       2.0%
    $14,438   $ 9,572   $4,925   $   635   $   385   $17,499   $ 13,348   $  8,130   $  5,308   $  1,576
      1,047       803      500        92        39     1,374      1,094        773        643        161
    $ 13.78   $ 11.92   $ 9.85   $  6.89   $  9.78   $ 12.73   $  12.20   $  10.52   $   8.26   $   9.80
      15.6%     21.0%    42.9%    (29.5%)    (2.2%)     4.3%      16.0%      27.3%     (15.7%)     (2.0%)
         --        --       --        --        --      0.8%       1.0%       1.2%       1.3%       1.9%

                     MAINSTAY VP
                      SMALL CAP                                          MAINSTAY VP
                       GROWTH--                                        TOTAL RETURN--
                    INITIAL CLASS                                       INITIAL CLASS
    ----------------------------------------------   ---------------------------------------------------
     2005      2004      2003     2002      2001      2005       2004       2003       2002       2001
    ----------------------------------------------------------------------------------------------------
    $ 5,324   $ 5,773   $5,197   $ 1,381   $   725   $85,369   $102,017   $113,786   $109,940   $163,607
        500       557      541       201        77     3,755      4,717      5,524      6,305      7,727
    $ 10.65   $ 10.37   $ 9.60   $  6.87   $  9.45   $ 22.74   $  21.63   $  20.60   $  17.44   $  21.17
       2.7%      8.0%    39.9%    (27.4%)    (5.5%)     5.1%       5.0%      18.1%     (17.6%)    (11.8%)
         --        --       --        --        --      1.4%       1.6%       1.8%       2.2%       2.3%
    $ 6,704   $ 6,432   $4,771   $ 1,421   $   918   $97,302   $112,661   $121,853   $112,541   $157,572
        619       610      489       203        96     4,280      5,209      5,915      6,454      7,442
    $ 10.83   $ 10.55   $ 9.77   $  6.98   $  9.61   $ 22.74   $  21.63   $  20.60   $  17.44   $  21.17
       2.7%      8.0%    39.9%    (27.4%)    (3.9%)     5.1%       5.0%      18.1%     (17.6%)    (11.8%)
         --        --       --        --        --      1.4%       1.6%       1.9%       2.3%       2.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                              MAINSTAY VP
                                                                                VALUE--
                                                                             INITIAL CLASS
                                                            -----------------------------------------------
                                                             2005      2004      2003      2002      2001
                                                            -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $45,425   $51,220   $52,162   $45,782   $67,728
Units Outstanding.......................................      2,116     2,500     2,796     3,086     3,557
Variable Accumulation Unit Value........................    $ 21.49   $ 20.49   $ 18.65   $ 14.84   $ 19.04
Total Return............................................       4.9%      9.8%     25.7%    (22.1%)    (0.9%)
Investment Income Ratio.................................       1.1%      1.1%      1.5%      1.3%      1.4%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $54,597   $58,043   $56,255   $46,850   $65,494
Units Outstanding.......................................      2,533     2,825     3,007     3,149     3,430
Variable Accumulation Unit Value........................    $ 21.55   $ 20.55   $ 18.71   $ 14.88   $ 19.09
Total Return............................................       4.9%      9.8%     25.7%    (22.1%)    (0.9%)
Investment Income Ratio.................................       1.2%      1.1%      1.6%      1.3%      1.4%

                                                              COLONIAL
                                                              SMALL CAP
                                                             VALUE FUND,
                                                              VARIABLE
                                                              SERIES--
                                                               CLASS B
                                                           ---------------
                                                            2005     2004
                                                           ---------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $1,127   $  140
Units Outstanding.......................................      102       13
Variable Accumulation Unit Value........................   $11.01   $10.57
Total Return............................................     4.1%     5.7%
Investment Income Ratio.................................       --     0.5%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $1,630   $   23
Units Outstanding.......................................      148        2
Variable Accumulation Unit Value........................   $11.01   $10.57
Total Return............................................     4.1%     5.7%
Investment Income Ratio.................................       --     0.6%


                                                                            FIDELITY(R) VIP
                                                                            EQUITY-INCOME--
                                                                             INITIAL CLASS
                                                            -----------------------------------------------
                                                             2005      2004      2003      2002      2001
                                                            -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $25,988   $27,140   $25,421   $21,694   $30,023
Units Outstanding.......................................      1,382     1,509     1,556     1,708     1,938
Variable Accumulation Unit Value........................    $ 18.80   $ 17.99   $ 16.34   $ 12.70   $ 15.49
Total Return............................................       4.5%     10.1%     28.7%    (18.0%)    (6.2%)
Investment Income Ratio.................................       1.7%      1.5%      1.9%      1.8%      1.9%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $31,688   $30,977   $27,839   $21,702   $28,160
Units Outstanding.......................................      1,698     1,735     1,716     1,721     1,831
Variable Accumulation Unit Value........................    $ 18.66   $ 17.86   $ 16.22   $ 12.61   $ 15.38
Total Return............................................       4.5%     10.1%     28.7%    (18.0%)    (6.2%)
Investment Income Ratio.................................       1.6%      1.5%      1.8%      1.8%      1.7%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

For individual division commencing during the period indicated, total return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                           ALGER
                         AMERICAN
                           SMALL                                            CALVERT
                     CAPITALIZATION--                                       SOCIAL
                      CLASS O SHARES                                       BALANCED
      -----------------------------------------------   -----------------------------------------------
       2005      2004      2003      2002      2001      2005      2004      2003      2002      2001
      -------------------------------------------------------------------------------------------------
      $10,101   $ 9,890   $ 9,788   $ 7,752   $12,031   $ 2,592   $ 3,204   $ 3,387   $ 2,646   $ 3,485
          880       990     1,127     1,254     1,417       134       172       195       179       205
      $ 11.53   $  9.99   $  8.68   $  6.18   $  8.49   $ 19.40   $ 18.60   $ 17.40   $ 14.78   $ 17.04
        15.4%     15.1%     40.5%    (27.2%)   (30.4%)     4.3%      6.9%     17.8%    (13.3%)    (8.1%)
           --        --        --        --      0.1%      1.7%      1.6%      2.2%      2.6%      3.6%
      $13,917   $12,222   $10,742   $ 7,697   $11,471   $ 5,329   $ 5,584   $ 5,280   $ 4,530   $ 5,403
        1,207     1,223     1,237     1,245     1,352       274       300       303       306       317
      $ 11.53   $  9.99   $  8.68   $  6.18   $  8.49   $ 19.42   $ 18.62   $ 17.42   $ 14.79   $ 17.06
        15.4%     15.1%     40.5%    (27.2%)   (30.4%)     4.3%      6.9%     17.8%    (13.3%)    (8.1%)
           --        --        --        --      0.1%      1.8%      1.7%      2.0%      2.7%      3.7%


                        DREYFUS IP                                        FIDELITY(R)
                        TECHNOLOGY                                            VIP
                         GROWTH--                                       CONTRAFUND(R)--
                      INITIAL SHARES                                     INITIAL CLASS
      -----------------------------------------------   -----------------------------------------------
       2005      2004      2003      2002      2001      2005      2004      2003      2002      2001
      -------------------------------------------------------------------------------------------------
      $ 1,281   $ 1,707   $ 1,938   $   595   $   261   $56,939   $52,630   $47,782   $39,960   $49,755
          141       192       216        99        26     2,341     2,497     2,584     2,741     3,054
      $  9.10   $  8.88   $  8.95   $  6.01   $ 10.05   $ 24.33   $ 21.07   $ 18.49   $ 14.58   $ 16.29
         2.4%     (0.8%)    49.0%    (40.2%)     0.5%     15.4%     14.0%     26.8%    (10.5%)   (13.4%)
           --        --        --        --        --      0.3%      0.3%      0.5%      0.9%      0.8%
      $ 2,100   $ 2,470   $ 2,579   $   878   $   645   $84,852   $73,367   $65,135   $52,702   $62,180
          238       287       297       151        66     3,556     3,549     3,592     3,685     3,891
      $  8.83   $  8.62   $  8.69   $  5.83   $  9.75   $ 23.86   $ 20.67   $ 18.13   $ 14.30   $ 15.98
         2.4%     (0.8%)    49.0%    (40.2%)    (2.5%)    15.4%     14.0%     26.8%    (10.5%)   (13.4%)
           --        --        --        --        --      0.3%      0.3%      0.5%      0.8%      0.8%


                                                    JANUS ASPEN
           FIDELITY(R) VIP                            SERIES
              MID CAP--                             BALANCED--
           SERVICE CLASS 2                     INSTITUTIONAL SHARES
      -------------------------   -----------------------------------------------
       2005      2004     2003     2005      2004      2003      2002      2001
      ---------------------------------------------------------------------------
      $ 8,083   $4,269   $  431   $42,249   $49,154   $54,194   $57,185   $70,409
          501      309       38     1,937     2,400     2,834     3,367     3,828
      $ 16.11   $13.83   $11.24   $ 21.83   $ 20.48   $ 19.12   $ 16.99   $ 18.39
        16.5%    23.0%    12.4%      6.6%      7.1%     12.6%     (7.7%)    (5.9%)
           --       --       --      2.2%      2.2%      2.2%      2.4%      2.6%
      $11,499   $5,080   $  338   $68,627   $74,451   $77,365   $72,705   $81,831
          702      361       30     3,136     3,625     4,035     4,269     4,437
      $ 16.39   $14.07   $11.43   $ 21.89   $ 20.54   $ 19.17   $ 17.03   $ 18.44
        16.5%    23.0%    14.3%      6.6%      7.1%     12.6%     (7.7%)    (5.9%)
           --       --       --      2.3%      2.2%      2.2%      2.4%      2.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                             JANUS ASPEN
                                                                                SERIES
                                                                              WORLDWIDE
                                                                               GROWTH--
                                                                         INSTITUTIONAL SHARES
                                                           ------------------------------------------------
                                                            2005      2004      2003      2002       2001
                                                           ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $32,111   $40,513   $48,340   $46,780   $ 75,000
Units Outstanding.......................................     2,010     2,646     3,265     3,867      4,559
Variable Accumulation Unit Value........................   $ 16.00   $ 15.31   $ 14.80   $ 12.10   $  16.45
Total Return............................................      4.5%      3.4%     22.4%    (26.5%)    (23.4%)
Investment Income Ratio.................................      1.3%      1.0%      1.1%      0.9%       0.5%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $45,417   $53,467   $58,703   $53,620   $ 82,282
Units Outstanding.......................................     2,835     3,485     3,957     4,424      4,992
Variable Accumulation Unit Value........................   $ 16.03   $ 15.34   $ 14.83   $ 12.12   $  16.48
Total Return............................................      4.5%      3.4%     22.4%    (26.5%)    (23.4%)
Investment Income Ratio.................................      1.3%      1.0%      1.1%      0.9%       0.5%

                                                                                    NEUBERGER
                                                                                   BERMAN AMT
                                                                 MFS(R)              MID-CAP
                                                           UTILITIES SERIES--       GROWTH--
                                                             SERVICE CLASS           CLASS S
                                                           ------------------   -----------------
                                                             2005      2004      2005      2004
                                                           --------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $ 9,538    $1,794    $   525   $   210
Units Outstanding.......................................       653       143         40        18
Variable Accumulation Unit Value........................   $ 14.46    $12.57    $ 13.17   $ 11.76
Total Return............................................     15.1%     25.7%      12.0%     17.6%
Investment Income Ratio.................................      0.4%        --         --        --
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $13,230    $2,143    $   576   $   248
Units Outstanding.......................................       895       166         46        22
Variable Accumulation Unit Value........................   $ 14.85    $12.90    $ 12.56   $ 11.22
Total Return............................................     15.1%     29.0%      12.0%     12.2%
Investment Income Ratio.................................      0.4%        --         --        --


                                                                             VAN ECK
                                                                            WORLDWIDE
                                                                               HARD
                                                                              ASSETS
                                                           --------------------------------------------
                                                            2005      2004     2003     2002     2001
                                                           --------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $ 7,976   $2,394   $1,288   $  967   $   450
Units Outstanding.......................................       354      159      105      113        50
Variable Accumulation Unit Value........................   $ 22.53   $15.05   $12.30   $ 8.59   $  8.95
Total Return............................................     49.7%    22.4%    43.2%    (4.1%)   (11.6%)
Investment Income Ratio.................................      0.2%     0.3%     0.5%     0.4%      1.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $10,967   $3,242   $1,550   $1,148   $   472
Units Outstanding.......................................       483      212      124      132        52
Variable Accumulation Unit Value........................   $ 22.88   $15.28   $12.49   $ 8.72   $  9.09
Total Return............................................     49.7%    22.4%    43.2%    (4.1%)   (11.6%)
Investment Income Ratio.................................      0.2%     0.3%     0.4%     0.4%      1.0%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

For individual division commencing during the period indicated, total return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                         MFS(R)
                       INVESTORS
                         TRUST                                          MFS(R)
                        SERIES--                                   RESEARCH SERIES--
                     INITIAL CLASS                                   INITIAL CLASS
      --------------------------------------------   ---------------------------------------------
       2005     2004     2003     2002      2001      2005     2004     2003      2002      2001
      --------------------------------------------------------------------------------------------
      $1,322   $1,441   $1,479   $ 1,356   $ 2,158   $1,886   $2,001   $ 1,882   $ 1,734   $ 3,076
         135      155      175       193       240      175      197       212       240       317
      $ 9.84   $ 9.29   $ 8.45   $  7.01   $  8.99   $10.81   $10.16   $  8.89   $  7.22   $  9.69
        5.9%     9.9%    20.6%    (22.0%)   (17.0%)    6.4%    14.4%     23.1%    (25.5%)   (22.3%)
        0.6%     0.6%     0.6%      0.6%      0.5%     0.5%     1.1%      0.7%      0.3%        --
      $1,967   $1,977   $1,899   $ 1,650   $ 2,207   $2,952   $2,918   $ 2,537   $ 2,180   $ 3,339
         194      207      219       229       239      277      291       289       306       349
      $10.12   $ 9.55   $ 8.69   $  7.21   $  9.24   $10.67   $10.03   $  8.77   $  7.13   $  9.57
        5.9%     9.9%    20.6%    (22.0%)   (17.0%)    6.4%    14.4%     23.1%    (25.5%)   (22.3%)
        0.6%     0.6%     0.7%      0.5%      0.5%     0.5%     1.1%      0.7%      0.3%        --

                                               T. ROWE PRICE
        ROYCE       ROYCE                         EQUITY
      MICRO-CAP   SMALL-CAP                       INCOME
      PORTFOLIO   PORTFOLIO                      PORTFOLIO
      ---------   ---------   -----------------------------------------------
        2005        2005       2005      2004      2003      2002      2001
      -----------------------------------------------------------------------
       $  312      $  528     $17,014   $15,968   $12,398   $ 9,768   $11,020
           26          50       1,186     1,143     1,007       982       950
       $12.01      $10.59     $ 14.33   $ 13.97   $ 12.32   $  9.94   $ 11.59
        20.1%        5.9%        2.6%     13.4%     23.9%    (14.2%)     0.2%
         1.9%          --        1.6%      1.6%      1.7%      1.6%      1.5%
       $  311      $  684     $22,498   $19,083   $12,581   $ 8,546   $ 9,525
           26          61       1,557     1,355     1,014       853       815
       $12.04      $11.24     $ 14.44   $ 14.08   $ 12.41   $ 10.02   $ 11.68
        20.4%       12.4%        2.6%     13.4%     23.9%    (14.2%)     0.2%
         1.9%          --        1.6%      1.7%      1.8%      1.6%      1.5%

                                                         VICTORY
                       VAN KAMPEN                          VIF
                          UIF                          DIVERSIFIED
                    EMERGING MARKETS                     STOCK--
                        EQUITY--                         CLASS A
                        CLASS I                          SHARES
      --------------------------------------------   ---------------
       2005      2004     2003     2002      2001     2005     2004
      --------------------------------------------------------------
      $ 9,133   $5,991   $5,895   $ 3,951   $4,807   $  738   $  233
          547      472      564       558      611       64       22
      $ 16.79   $12.70   $10.45   $  7.08   $ 7.87   $11.57   $10.78
        32.1%    21.5%    47.7%    (10.1%)   (7.7%)    7.3%     7.8%
         0.4%     0.7%       --        --       --     0.1%     1.3%
      $11,994   $8,335   $6,767   $ 4,819   $5,504   $1,236   $  267
          709      651      642       676      694      104       24
      $ 16.91   $12.80   $10.53   $  7.13   $ 7.93   $11.89   $11.07
        32.1%    21.5%    47.7%    (10.1%)   (7.7%)    7.3%    10.7%
         0.4%     0.7%       --        --       --     0.1%     1.4%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account I and II Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the MainStay VP Balanced--Service Class, MainStay VP Basic Value--Initial Class (formerly known as MainStay VP Dreyfus Large Company Value--Initial Class), MainStay VP Bond--Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class, MainStay VP Convertible--Initial Class, MainStay VP Developing Growth--Initial Class (formerly known as MainStay VP Lord Abbett Developing Growth--Initial Class), MainStay VP Floating Rate--Service Class, MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP Income & Growth--Initial Class (formerly known as MainStay VP American Century Income and Growth--Initial Class), MainStay VP International Equity--Initial Class, MainStay VP Large Cap Growth--Initial Class (formerly known as MainStay VP Growth--Initial Class and MainStay VP Eagle Asset Management Growth Equity--Initial Class), MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value-- Initial Class, MainStay VP S&P 500 Index--Initial Class, MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return--Initial Class, MainStay VP Value--Initial Class, Alger American Small Capitalization--Class O Shares, Calvert Social Balanced, Colonial Small Cap Value, Variable Series--Class B, Dreyfus IP Technology Growth--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Fidelity(R) VIP Mid Cap--Service Class 2, Janus Aspen Series Balanced-- Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio, T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class I and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting each of the NYLIAC Variable Annuity Separate Account-I and the NYLIAC Variable Annuity Separate Account-II) as of December 31, 2005, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2006